File Nos. 333-69647
                                                                       811-09167
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.  ___                                  [ ]
      Post-Effective  Amendment  No.  _11_                                 [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _12_                                                 [X]

                        (Check appropriate box or boxes.)

     FSL SEPARATE ACCOUNT M
     -----------------------------------------
     (Exact Name of Registrant)

     Fidelity Security Life Insurance Company
     -----------------------------------------
     (Name of Depositor)

      3130 Broadway, Kansas City, Missouri                          64111-2406
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (800) 648-8624

     Name and Address of Agent for Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, Missouri 64111-2406

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard & Hasenauer, P.C.
          1600 South Federal Highway
          Pompano Beach, FL 33062
          (954) 545-9620

It is proposed that this filing will become effective:

__X___ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on ____________ pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
Individual Variable Annuity Contracts

                         CROSS REFERENCE SHEET
                         (Required by Rule 495)

Item No.                                                 Location
- --------                                               --------
                                     PART A
Item 1.   Cover Page                                    Cover Page

Item 2.   Definitions                                   Index of Special Terms

Item 3.   Synopsis                                      Highlights

Item 4.   Condensed Financial Information               Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                       Investment Choices,
                                                        The Company,
                                                        Other Information

Item 6.   Deductions and Expenses                       Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                     The Annuity Contract


Item 8.   Annuity Period                                Annuity Payments

Item 9.   Death Benefit                                 Death Benefit

Item 10.  Purchases and Contract Value                  Purchase, Contract Value

Item 11.  Redemptions                                   Surrenders

Item 12.  Taxes                                         Taxes

Item 13.  Legal Proceedings.                            Other Information

Item 14.  Table of Contents of the Statement of
          Additional Information                        Other Information

                         CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
- --------                                      --------
                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distribution

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A

--------------------------------------------------------------------------------
                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                             FSL SEPARATE ACCOUNT M
                      FSL FLEXIBLE PREMIUM VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Fidelity Security Life Insurance Company (the Company, we, us, our). This is an individual deferred variable annuity. The contract is offered as a non-qualified annuity, an individual retirement annuity (IRA), as a tax-sheltered annuity
(TSA), or pursuant to other qualified plans. This contract provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (1 fixed account and the available investment options). The fixed account is part of our general assets and provides an investment rate guaranteed by us. The investment options available are portfolios of DWS Investments VIT Funds, Federated Insurance Series, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust, which are listed below. You can put your money in any of these available options which are offered through our separate account, the FSL Separate Account M.

DWS INVESTMENTS VIT FUNDS (Class A Shares)

DWS Equity 500 Index VIP
DWS Small Cap Index VIP

FEDERATED INSURANCE SERIES

Federated Mid Cap Growth Strategies Fund II
Federated Prime Money Fund II
Federated Quality Bond Fund II (Primary Shares)
Federated Fund for U.S. Government Securities II

JANUS ASPEN SERIES (Institutional Shares)

Janus Aspen International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

Growth and Income Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

MFS New Discovery Series
MFS Total Return Series
MFS Value Series
MFS Research International Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)

Capital Growth Portfolio (formerly known as Equity Growth Portfolio) International Magnum Portfolio
U.S. Mid Cap Value Portfolio
U.S. Real Estate Portfolio


VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)

Comstock Portfolio

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2008). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, call us at
(800) 648-8624 or write to: Fidelity Security Life Insurance Company, Annuity Products, 3130 Broadway, Kansas City, MO 64111-2406.

The Contracts:

   -   are not bank deposits.

   -   are not federally insured.

   -   are not endorsed by any bank or governmental agency.

   -   are not guaranteed and may be subject to loss of principal.


THE SEC HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

May 1, 2008




                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS
----------------------
HIGHLIGHTS
----------
FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES
-------------------------------------------------
THE COMPANY
-----------
THE ANNUITY CONTRACT
--------------------
PURCHASE
--------
INVESTMENT CHOICES
------------------
EXPENSES
--------
CONTRACT VALUE
--------------
SURRENDERS
----------
DEATH BENEFIT
-------------
ANNUITY PAYMENTS
----------------
OTHER BENEFITS
--------------
TAXES
-----
PERFORMANCE
-----------
OTHER INFORMATION
-----------------
APPENDIX
--------
                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Income Phase
Investment Options
Non-Qualified
Qualified


                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may also assess a surrender charge of up to 7%. The income phase occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments is level for the payout period.

Free Look: If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a surrender charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment, we will put your money in the Federated Prime Money Fund II during the free-look period plus 5 days.

Taxes: The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Inquiries: If you need more information, please contact us at:

Fidelity Security Life Insurance Company
Customer Care Department
3130 Broadway
Kansas City, MO 64111-2406
(800) 648-8624 ext. 106



                FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment choices. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES
Surrender Charge: (as a percentage of purchase payments surrendered -- see Notes 1,2 and 3 below)

Easy Pay                                          Lump Sum
---------                                         ----------
 6%                                                  7%

declining annually to 0% after year 10 for Easy Pay contracts and after year 7 for Lump Sum contracts (See Note 3 below).

Transfer Fee:
(See Notes 4 & 5 below)     No charge for the first 12 transfers in a contract year during the accumulation phase; thereafter, the fee is $50 per transfer. There is no charge for the 4 allowable transfers in a contract year during the income phase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment option fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES: (as a percentage of the average account value)

Mortality and Expense Risk Fees: (See Note 6 below)

Lump Sum                                               0.90%
Easy Pay                                               1.50% (0.90% if contract value exceeds $100,000)*

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:

Lump Sum                                               0.90%
Easy Pay                                               1.50% (0.90% if contract value exceeds $100,000)*


* Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

NOTES TO FEE TABLE

1. The contract provides for several circumstances under which we will waive or reduce the surrender charge.

2. You can purchase a contract and add to it by making payments in one of two ways:

   o   Lump Sum payments -- any payment of $5,000 or more; or

   o   Easy Pay payments -- any payment of $50 or more but lower than $5,000.


3. The Surrender Charge decreases each complete year from receipt of the Purchase Payments as follows:

Number of Complete
    Years from
    Receipt of                                       Surrender Charge
Purchase Payments                                  ---------------------
----------------------                              Easy       Lump Sum
                                                     Pay
                                                  --------   ----------
       0-1                                            6%          7%
        1                                             6           6
        2                                             6           5
        3                                             5           4
        4                                             5           3
        5                                             4           2
        6                                             3           1
        7                                             2           0
        8                                             2           0
        9                                             1           0
10 and thereafter                                     0           0

4. We charge $50 per transfer during the accumulation phase for any transfers after 12 in any contract year.

5. When you transfer contract values from one of our annuity contracts to another, we assess an internal transfer fee of 2% of the amount transferred.

6. The contract refers to a Product Expense Charge. This charge is equivalent to the aggregate charges that are sometimes referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge.

The next item shows the minimum and maximum total operating expenses charged by the investment options that you may pay periodically during the time that you own the contract. More detail concerning each investment option's fees and expenses is contained below and in the prospectus for each investment option.


                                                                                 MINIMUM        MAXIMUM
                                                                             -------------- --------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                                  0.31%         1.81%
(expenses that are deducted from an investment option's assets, including management fees, distribution and/or service (12b-1) fees, shareholder services fees and other expenses)


The following table shows the annual operating expenses for each investment option for the year ended December 31, 2007, before and after any applicable contractual expense reimbursements and/or waivers.


                                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR EACH INVESTMENT OPTION

                                                    Distribution
                                                     and/or                Acquired     Total       Expenses     Total Net
                                                     Service                Fund        Annual      Waived       Annual
                                      Management     (12b-1)    Other       Fees and   Portfolio    and/or       Portfolio
                                          Fees       Fees       Expenses   Expenses     Expenses   Reimbursed    Expenses
--------------------------------------------------------------------------------------------------------------------------------

DWS INVESTMENTS VIT FUNDS
 (Class A Shares)
   DWS Equity 500 Index VIP(1)(2)           0.19%       0.00%       0.12%       0.00%      0.31%       0.03%      0.28%
   DWS Small Cap Index VIP(1)(3)            0.35%       0.00%       0.15%       0.00%      0.50%       0.03%      0.47%

FEDERATED INSURANCE SERIES
   Federated Mid Cap Growth
       Strategies Fund II(4)(5)(6)          0.75%       0.00%       0.89%       0.00%      1.64%       0.00%      1.64%
   Federated Prime Money Fund II(7)(8)(9)   0.50%       0.00%       0.57%       0.00%      1.07%       0.00%      1.07%
   Federated Fund for U.S. Government
      Securities II(10)(11)                 0.60%       0.00%       0.39%       0.00%      0.99%       0.00%      0.99%
   Federated Quality Bond Fund II
      (Primary Shares)(12)(13)(14)(15)      0.60%       0.25%       0.41%       0.00%      1.26%       0.00%      1.26%

JANUS ASPEN SERIES (Institutional Shares)
   Janus Aspen International
      Growth Portfolio(16)                  0.64%        N/A        0.06%       0.00%      0.70%        N/A       0.70%

LORD ABBETT SERIES FUND, INC.
 (Class VC Shares)
   Growth and Income Portfolio              0.47%       0.00%       0.41%       0.00%      0.88%       0.00%      0.88%

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

   MFS New Discovery Series(17)(18)         0.90%       0.25%       0.11%       0.00%      1.26%       0.00%      1.26%
   MFS Total Return Series(17)(18)(19)      0.75%       0.25%       0.08%       0.00%      1.08%       0.03%      1.05%
   MFS Value (17)(18)                       0.75%       0.25%       0.11%       0.00%      1.11%       0.00%      1.11%
   MFS Research International
      Series(17)(18)(20)                    0.90%       0.25%       0.66%       0.00%      1.81%       0.46%      1.35%

THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. (Class I Shares)
   Capital Growth Portfolio (21)            0.50%       0.00%       0.32%       0.00%      0.82%       0.00%     0.82%
   International Magnum Portfolio(21)       0.80%       0.00%       0.35%       0.00%      1.15%       0.00%     1.15%
   U.S. Mid Cap Value Portfolio(21)         0.72%       0.00%       0.29%       0.01%      1.02%       0.00%     1.02%
   U.S. Real Estate Portfolio(21)(22)       0.74%       0.00%       0.30%       0.00%      1.04%       0.00%     1.04%

VAN KAMPEN LIFE INVESTMENT TRUST
 (Class I Shares)
   Comstock Portfolio                       0.56%       0.00%       0.03%       0.00%      0.59%       0.00%     0.59%


(1)  Includes a 0.10% administrative services fee.

(2) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.28% for Class A Shares.

(3) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.47% for Class A Shares.

(4) The percentages shown are based on expenses for the fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the fund actually paid for the fiscal year ended December 31, 2007.

     Total Waivers and Reduction of Fund Expenses                                  0.36%
     Total Actual Annual Fund Operating Expenses (after waivers and reduction)     1.28%

(5) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.70% for the fiscal year ended December 31, 2007.

(6) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.58% for the fiscal year ended December 31, 2007.

(7) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007.

     Total Waivers and Reduction of Fund Expenses                                  0.42%
     Total Actual Annual Fund Operating Expenses (after waivers and reduction)     0.65%

(8) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the fiscal year ended December 31, 2007.

(9) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.29% for the fiscal year ended December 31, 2007.

(10) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007.

     Total Reduction of Fund Expenses                                              0.25%
     Total Actual Annual Fund Operating Expenses (after reduction)                 0.74%

(11) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the reduction) were 0.14% for the fiscal year ended December 31, 2007.

(12) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived, and the distributor and shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007.

     Total Waiver and Reductions of Fund Expenses                                 0.56%
     Total Actual Annual Fund Operating Expenses (after waiver and reductions)    0.70%

(13) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.54% for the fiscal year ended December 31, 2007.

(14) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2007. The Fund's Primary Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2008.

(15) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" in the Fund prospectus. The shareholder services provider did not charge, and therefore the Fund's Primary Shares did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Primary Shares (after the reduction) were 0.16% for the fiscal year ended December 31, 2007.

(16) Expenses are based upon expenses for the year ended December 31, 2007. All expenses are shown without the effect of any expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

     "Acquired Fund" means any underlying portfolio in which the Portfolio invests or has invested in during the period. Total Annual Portfolio Expenses shown may not correlate to the Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights table in the Fund prospectus, which reflects the operating expenses of the Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.

(17) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the fund's prospectus.

(18) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Net Annual Portfolio Expenses" would be lower.

(19) MFS has agreed in writing to reduce its management fee to 0.65% annually of average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the Fund's Board of Trustees.

(20) MFS has agreed in writing to bear the fund's expenses such that "Total Net Annual Portfolio Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 1.35% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until modified by the fund's Board of Trustees.

 21) The table does not show the effects of the adviser's voluntary fee waivers and/or expense reimbursements. The adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Net Annual Portfolio Expenses, excluding certain investment related expenses described below (and excluding Acquired Fund Fees and Expenses, with respect to the U.S. Mid Cap Value Portfolio), will not exceed 0.85% for the Capital Growth Portfolio; 1.05% for the International Magnum Portfolio and U.S. Mid Cap Value Portfolio; and 1.10% for the U.S. Real Estate Portfolio. In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolios, if any, certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed, are excluded from Total Net Annual Portfolio Expenses. If these expenses were included, the Total Net Annual Portfolio Expenses, after voluntary fee waivers and/or expense reimbursements, could exceed the expense ratios shown above.

     For the fiscal year ended December 31, 2007, after giving effect to the adviser's voluntary advisory fee waivers and/or expense reimbursements, the Total Annual Portfolio Expenses incurred by investors were 1.05% for the International Magnum Portfolio.

     Fee waivers and/or expense reimbursements are voluntary and the adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.

     (22) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2007. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights in the fund's prospectus.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and investment option fees and expenses. There are two sets of examples below. The first set assumes your purchase payments are Lump Sum payments or that your contract value exceeds $100,000. The second set assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the investment options. The examples reflect annual investment option expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those options with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Option" above). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


LUMP SUM PAYMENT -- ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES

                                                         1 YEAR     3 YEARS      5 YEARS       10 YEARS
                                                       ----------------------------------------------------

(1) If you surrender your contract at the end of the
applicable time period:                                  $ 871      $1,273        $1,764       $3,748

(2) If you do not surrender your contract or if you
begin the income phase:                                  $ 271      $  873        $1,564       $3,748

LUMP SUM PAYMENT -- ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

                                                          1 YEAR    3 YEARS      5 YEARS       10 YEARS
                                                        ---------------------------------------------------

(1) If you surrender your contract at the end of the
applicable time period:                                   $ 721      $ 796        $  919       $1,783

(2) If you do not surrender your contract or if you
begin the income phase:                                   $ 121      $ 396        $  719       $1,783


EASY PAY PAYMENTS -- ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES

                                                       1 YEAR     3 YEARS       5 YEARS        10 YEARS
                                                       ----------------------------------------------------

(1) If you surrender your contract at the end of
the applicable time period:                               $ 931      $1,561       $2,289       $4,464

(2) If you do not surrender your contract or if you
begin the income phase:                                   $ 331      $1,061       $1,889       $4,464

EASY PAY PAYMENTS -- ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

                                                         1 YEAR     3 YEARS      5 YEARS       10 YEARS
                                                       ----------------------------------------------------

(1) If you surrender your contract at the end of the
applicable time period:                                  $ 781       $1,088       $1,463       $2,600

(2) If you do not surrender your contract or if you
begin the income phase:                                  $ 181       $  588       $1,063       $2,600


THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX TO THIS PROSPECTUS.

THE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual).

THE ANNUITY CONTRACT

This Prospectus describes the variable annuity contract that we are offering. An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract enters the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can make or lose money in any of these options. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option(s) you select as well as the interest we credit to the fixed account.

You can choose to receive annuity payments on a variable basis, a fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

Purchase Payments

A purchase payment is the money you give us to buy the contract. You can make payments in two ways:

   o  as Lump Sum payments; or

   o  as Easy Pay payments.

A Lump Sum payment is any payment of $5,000 or more. Easy Pay payments are designed to give you the opportunity to make regular payments to your contract. The minimum Easy Pay payment we will accept, whether for your initial payment or a subsequent payment, is $50. The maximum total of all purchase payments we will accept for the contract without our prior consent is $500,000.

Allocation of Purchase Payments

When you purchase a contract, you choose how we will apply your purchase payments among the investment options. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a surrender charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Federated Prime Money Fund II for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If we do allocate your purchase payment to the Federated Prime Money Fund II and you exercise your free look right, we will return the greater of your contract value or your purchase payments (less withdrawals).

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to our fixed account or to one or more of the available investment options which are listed below. Additional investment options may be available in the future. Check with your broker regarding availability.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses accompany this prospectus. You can also obtain copies of the fund prospectuses by writing us at 3130 Broadway, Kansas City, MO 64111-2406 or calling us at (800) 648-8624. Certain investment options contained in the fund prospectuses may not be available with your contract and/or may not currently be available with your contract. The funds may offer various classes of shares, each of which has a different level of expenses. The fund prospectuses may provide information for share classes that are not available through the contract. When you consult the fund prospectuses, you should be careful to refer only to the information regarding the class of shares that is available through your contract.

WE DO NOT PROVIDE ANY ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. Y0U BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO(S) YOU HAVE CHOSEN.

DWS Investments VIT Funds (Class A Shares)

DWS Investments VIT Funds (formerly Scudder Investments VIT Funds) is a trust with multiple series of funds, two of which are available under the contract. Deutsche Investment Management Americas Inc. is the investment advisor of the Funds. Northern Trust Investments, N.A. is the sub-advisor to the DWS Equity 500 Index VIP and the DWS Small Cap Index VIP. The following investment options are available under the contract:

   o  DWS Equity 500 Index VIP

   o  DWS Small Cap Index VIP

Federated Insurance Series

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, four of which are available under the contract. Federated Investment Management Company is the investment adviser of Federated Prime Money Fund II, Federated Quality Bond Fund II and Federated Fund for U.S. Government Securities
II. Federated Equity Management Company of Pennsylvania is the adviser of Federated Mid Cap Growth Strategies Fund II. The following investment options are available under the contract:

   o  Federated Mid Cap Growth Strategies Fund II

   o  Federated Prime Money Fund II

   o  Federated Quality Bond Fund II (Primary Shares)

   o  Federated Fund for U.S. Government Securities II

Janus Aspen Series (Institutional Shares)

Janus Aspen Series is a mutual fund with multiple portfolios, one of which is available under the contract. Janus Capital Management LLC is the investment adviser. The following investment option is available under the contract:

   o  Janus Aspen International Growth Portfolio

Lord Abbett Series Fund, Inc. (Class VC Shares)

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios, one of which is available under the contract. Lord, Abbett & Co. LLC is the investment adviser to the portfolio. The following investment option is available under the contract:

   o  Growth and Income Portfolio

MFS(R) Variable Insurance Trust (Service Class)

MFS(R) Variable Insurance Trust is a trust comprised of sixteen series, four of which are available under the contract. Massachusetts Financial Services Company is the investment adviser to the series. The following investment options are available under the contract:

   o  MFS New Discovery Series

   o  MFS Total Return Series

   o  MFS Value Series

   o  MFS Research International Series


The Universal Institutional Funds, Inc. (Class I Shares)

     The  Universal  Institutional  Funds,  Inc. is a mutual  fund with multiple active portfolios, four of which are available under the contract. Morgan Stanley Investment Management Inc. is the investment adviser to the Portfolios. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers for the International Magnum Portfolio on a day-to-day basis. The following investment options are available under the contract:

   o Capital Growth Portfolio (prior to May 1, 2008, known as Equity Growth Portfolio)

   o  International Magnum Portfolio

   o  U.S. Mid Cap Value Portfolio

   o  U.S. Real Estate Portfolio

Van Kampen Life Investment Trust (Class I Shares)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios, one of which is available under the contract. Van Kampen Asset Management is the investment adviser to the Portfolios. The following investment option is available under the contract:

   o  Comstock Portfolio

The investment objectives and policies of certain of the investment options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

Allocating assets only to one or a small number of investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that your contract value will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses; (b) small cap securities; and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

Certain Payments we may Receive with Regard to the Investment Options. We may perform certain shareholder services and other administrative functions on behalf of the investment options or their investment advisers, distributors and/or affiliates. We may receive revenues from the investment options, their investment advisers, distributors and/or affiliates for performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account we have. These percentages differ; some investment options, investment advisers, distributors and/or affiliates pay us a greater percentage than others, and some do not pay us at all. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a fund's assets. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include an investment option within this variable product. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.

Fixed Account

During the accumulation phase, you may allocate purchase payments and contract values to our fixed account. The fixed account forms a portion of our general account. At our discretion, we may, from time to time, declare an excess interest rate for the fixed account.

General Account

During the income phase, you can select to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you choose this option, the payments you receive will remain level. This option is only available during the income phase.

Transfers

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions. We reserve the right to modify or terminate telephone transfer privileges.

Transfers are subject to the following:

1. Currently, during the accumulation phase, you can make 12 transfers every contract year without charge. You can transfer into the fixed account from the investment options.

2. Currently, during the accumulation phase you can only make one transfer in a calendar quarter out of the fixed account into the investment options. Any transfer made pursuant to this provision is counted in determining any transfer fee.

3. We will assess a $50 transfer fee for each transfer during the accumulation phase in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging Program, the Rebalancing Program, or for loans will not be counted in determining the application of any transfer fee.

4. The minimum amount which you can transfer is $500 or your entire value in the investment option or fixed account if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging Program, the Rebalancing Program, or loans.

5. After a transfer is made, you must keep a minimum of $100 in the account (either in the fixed account or an investment option) from which the transfer was made, unless you transfer the entire account.

6.   You may not make a transfer until after the end of the free look period.

7. A transfer will be affected as of the end of a business day when we receive an acceptable transfer request containing all required information. This would include the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

8.   We are not liable for a transfer made in accordance with your instructions.

9. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of the fixed account.

10. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

    a) the requirement of a minimum time period between each transfer;

    b) not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

    c) limiting the dollar amount that may be transferred between investment options by an owner at any one time.

    (Also see "Market Timing/ Disruptive Transfers" below.)

11. Transfers do not change your allocation instructions for future purchase payments.

12. Transfers made during the income phase are subject to the following:

    a) you may make 4 transfers each contract year between investment options or between the investment options and the general account;

    b) you may not make a transfer within 3 business days of the annuity calculation date; and

    c) you may not make a transfer from the general account to an investment option.


MARKET TIMING/DISRUPTIVE TRANSFERS

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment options for the contract are designed for short-term investing. We do not accommodate investors that engage in market timing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-adviser's ability to effectively manage a portfolio in accordance with its investment objectives and policies). Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

The Company has adopted policies and procedures to detect and deter market timing activities. If we become aware of potentially harmful transfer activity, restrictions may be imposed by us on transfers. We reserve the right to take actions to restrict transfers (but have the discretion not to take these actions) including, but not limited to:

o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

o    restricting transfers into and out of certain investment options.

We attempt to detect disruptive market timing activities by monitoring variable annuity activity and reviewing transfer activity for repetitive transactions. We define "repetitive transactions" as a transaction which occurs more than one time per month on a given annuity contract. If any market timing/frequent trading activity is suspected, the transaction will be further investigated. We will investigate irregular trading patterns. The Company intends to enforce the variable annuity contract limits on free transfers unless an additional number of transfers is approved by the Company.

We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or extreme market volatility where to impose such policies and procedures would cause economic hardship to contract owners.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that the Company has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that the Company may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

Upon request by an underlying fund, and subject to applicable law, we may provide the underlying fund with the tax identification number or social security number, and other identifying information contained in our records, of contract owners that engaged in sub-account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying fund and the amount and dates of such purchases, redemptions, transfers and exchanges. In some cases, we do not have the tax identification number or other identifying information requested by the fund in our records. In those cases, we rely on the contract owner to provide the information. If the contract owner does not provide the information, we may be directed by the fund to restrict the contract owner from further purchases of fund shares. Such information would be provided to the fund in accordance with policies established by the fund to prevent market timing in the fund.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to reject or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities. You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified. If market timing activity is not detected and deterred, contract owners may experience the adverse effects of market timing.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from a selected investment option or the fixed account to any of the other investment options. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $100. You must have at least $1,200 in the selected investment option or fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you cannot also participate in the Rebalancing Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the investment options, the performance of the selected options may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

The Rebalancing Program is available only during the accumulation phase. If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Amounts allocated to the fixed account are not taken into account as part of the Rebalancing Program. You cannot participate in the Rebalancing Program if you are participating in the Dollar Cost Averaging Program.

Example:

Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the Lord Abbett Growth and Income Portfolio and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the Lord Abbett Growth and Income Portfolio now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Growth and Income Portfolio to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

Adding, Deleting or Substituting Investment Options

We do not control the funds, so we cannot guarantee that any of the investment options will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment option held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment option, if the shares of the investment option are no longer available for investment or if, in our judgment, investment in any investment option would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

If an investment option is liquidated, we will ask you to reallocate any amount in the liquidated investment option. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

If you are enrolled in the Dollar Cost Averaging Program or the Rebalancing Program while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your contract value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions and the designated Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Product Expense Charge

Each day we make a deduction for our Product Expense Charge. We do this as part of our calculation of the value of the accumulation units and the annuity units.

This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. This charge cannot be increased.

We assess the Product Expense Charge each business day and it is based on the average value of your contract. We assess a Product Expense Charge as follows:

   o  Lump Sum Payments: 0.90%, on an annual basis.

   o Easy Pay Payments: 1.50% on an annual basis (0.90% on an annual basis if your contract value exceeds $100,000).*

* Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

Reduction of Product Expense Charge

We may, at our sole discretion, reduce the Product Expense Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our administrative costs or other savings. We would consider making such a reduction when:

   o the size and type of group to whom the contract is offered can reasonably be expected to produce such a cost savings; or

   o the amount of purchase payments can produce some economies resulting in a savings to us.

Any reduction of the Product Expense Charge will not be unfairly discriminatory against any person. We will make such reductions in accordance with our own administrative rules in effect at the time the contract(s) is issued. We have the right to change these rules from time to time.

Surrender Charge

During the accumulation phase, you can make surrenders from your contract. We keep track of each purchase payment. Subject to the free surrender amount and other waivers discussed below, if you make a surrender and it has been less than the stated number of years since you made your purchase payment, we will assess a Surrender Charge.

Surrender Charge (as a percentage of purchase payments surrendered):

Number of Complete
    Years From
    Receipt of                                           Surrender Charge
                                                       ---------------------
Purchase Payments                                       Easy       Lump Sum
                                                         Pay
-------------------                                    --------   ----------
       0-1                                                6%          7%
        1                                                 6           6
        2                                                 6           5
        3                                                 5           4
        4                                                 5           3
        5                                                 4           2
        6                                                 3           1
        7                                                 2           0
        8                                                 2           0
        9                                                 1           0
10 and thereafter                                         0           0


Each purchase payment has its own Surrender Charge period. For purposes of the Surrender Charge, we treat surrenders as coming from the most recent purchase payments first. When the surrender is for only part of the value of your contract, the Surrender Charge is deducted from the remaining value in your contract.

Note: For tax purposes, earnings are usually considered to come out first.

Waiver of Surrender Charge

Free Partial Surrenders: You may make one surrender of up to 10% of your contract value during a contract year free from any Surrender Charge. This right is non-cumulative.

Internal Transfers: It is our current practice to reduce Surrender Charges for an owner of one of our annuity contracts who wishes to transfer contract values to another of our annuity contracts. The following will apply to such internal transfers:

   o there is an internal transfer fee of 2% of the amount transferred when you make a transfer of contract value to another contract (which could be the variable annuity contract we are offering by this prospectus) issued by us;

   o once transferred into the other contract, the amount transferred will be subject to an Adjusted Surrender Charge in accordance with the following:

                           Adjusted Surrender Charges

                                                    Number of Complete Years
                                                       you have been our
                                                        Annuity Customer
                                                 -------------------------------
    Number of
    Complete
   Years from                                    5 Years     5-10
    Transfer                                      or less    Years     10 Years+
------------------                               -------    -------    ---------
       0-1                                         6%          4%          3%
        1                                          5           3           3
        2                                          4           2           2
        3                                          3           1           1
        4                                          2           0           0
        5                                          1           0           0
  6 and longer                                     0           0           0

   o If your contract was issued prior to May 14, 1999, or is no longer subject to a Surrender Charge, we will not assess the internal transfer fee for the first internal transfer you make. Once contract values are in the new contract, they will be subject to the Adjusted Surrender Charge shown above. Any subsequent internal transfer will be subject to the above conditions.

Reduction of Surrender Charges: We may, at our sole discretion, reduce the Surrender Charge or the Adjusted Surrender Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our distribution costs. Some examples are: if there is a large group of individuals that will be purchasing the contract or if a prospective purchaser already had a relationship with us. We may, at our sole discretion, not deduct the Surrender Charge under a contract issued to an officer, director or employee of ours or any of our affiliates.

Any reduction of Surrender Charges will not be unfairly discriminatory against any person. We will make such reductions in accordance with our administrative rules in effect at the time the contract is issued. We have the right to change those rules from time to time.

Waiver of Surrender Charges Under Certain Benefits: Under the conditions set out in the contract endorsements providing the following benefits, we will not assess the Surrender Charge when:

   o Terminal Illness Endorsement. You become terminally ill (which means you are not expected to live more than 12 months). Under this benefit, you may make a one time surrender during the accumulation phase up to the full value of your account.

   o Nursing Home or Hospital Confinement Endorsement. You become confined to a long term care facility, nursing facility or hospital for at least 30 consecutive days. Under this benefit, the maximum amount that you can surrender without the imposition of the Surrender Charge is $2,000 each month for the period of confinement. The maximum total surrenders under this provision are equal to your contract value. This benefit is only available during the accumulation phase.

These benefits may not be available in your state.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

We will charge $50 for each additional transfer in excess of the free transfers permitted. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging Program, Rebalancing Program, or loans will not be counted in determining the application of any transfer fee.

Income Taxes

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

Investment Option Expenses

There are deductions from and expenses paid out of the assets of the various investment options, which are described in the fund prospectuses. The annual expenses of the investment options are based on data provided by the respective funds. We have not independently verified such data.

CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our fixed account.

Your interest in the investment option(s) will vary depending upon the investment performance of the options you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every business day we determine the value of an accumulation unit and an annuity unit for each of the investment options. We do this by:

1) determining the change in investment experience (including any charges) for the investment option from the previous business day to the current business day;

2) subtracting our Product Expense Charge and any other charges such as taxes we have deducted; and

3) multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a surrender, we deduct from your contract accumulation units representing the surrender.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and then debit or credit your account.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Growth and Income Portfolio.

SURRENDERS

You can have access to the money in your contract:

   o  by making a surrender (either a partial or a complete surrender); or

   o  by electing to receive annuity payments; or

   o  when a death benefit is paid to your beneficiary; or

   o if your contract was issued as a TSA, by taking a loan out of the fixed account.

Surrenders can only be made during the accumulation phase.

When you make a complete surrender you will receive the value of your contract on the day your request is received less any applicable surrender charge and less any premium tax.

Unless you instruct us otherwise, any partial surrender will be made pro rata from all the investment options and the fixed account you selected. Under most circumstances the amount of any partial surrender must be for at least $500, or your entire interest in the fixed account or an investment option. We require that after a partial surrender is made you keep at least $5,000 in your contract for Lump Sum payments or $1,000 for Easy Pay payments.

Income taxes, tax penalties and certain restrictions may apply to any surrender you make.

There are limits to the amount you can surrender from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation, see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

Minimum Distribution Program

If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Minimum Distribution Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans. We will make payments to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). The payment amount and frequency may be limited. The payments will not be subject to the surrender charges and will be in lieu of the 10% free surrender amount allowed each year.

Loans

If you purchased this contract as a TSA (also referred to as a 403(b) plan), during the accumulation phase you can take a loan out of the fixed account using the contract as collateral. The minimum loan we will make is $2,000. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money in the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions and limitations regarding loans from your TSA contract.

DEATH BENEFIT

Death of Contract Owner During the Accumulation Phase

Upon your death or that of the joint owner during the accumulation phase, the death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary unless you have informed us otherwise in writing.

Death Benefit Amount During the Accumulation Phase

The death benefit during the accumulation phase will be the greater of:

1) the purchase payments, less any surrenders including any applicable charges;
or

2) your contract value.

The amount of the death benefit is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. The death benefit amount remains in an investment option and/or the fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

Death Benefit Options During the Accumulation Phase

A beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation phase. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

Option 1 - Lump sum payment of the death benefit; or

Option 2 - The payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

Option 3 - Payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by us of proof of death.

Death of Contract Owner During the Income Phase

If you or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the income phase, the beneficiary becomes the owner. The annuitant is the person whose life we look to when we make annuity payments.

Death of Annuitant

Upon the death of the annuitant, who is not an owner, during the accumulation phase, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

Civil Unions and Domestic Partnerships

Certain states treat individuals in civil unions or domestic partnerships as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Accordingly, the administration of spousal rights and the related tax reporting for the contract will be done in a manner consistent with federal tax law requirements. If you have entered into a civil union or domestic partnership, you should consult with your tax advisor to determine how spousal rights may be affected under your contract.


ANNUITY PAYMENTS
(THE INCOME PHASE)

Under the contract you can receive regular income (annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first or fifteenth day of a calendar month. You can also choose among income plans. We call those annuity options.

Your annuity date must be at least 1 month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or the 85th birthday of the oldest joint annuitant. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

The dollar amount of your payment from the investment option(s) will depend upon four things:

   o the value of your contract in the investment option(s) on the annuity date;

   o  the performance of the investment options you selected;

   o the 3% assumed investment rate used in the annuity table for the contract; and

   o if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions for expenses, your annuity payments will decrease.

We will determine the amount of your variable annuity payments, including the first, no more than 10 business days prior to the payment date. The payment dates must be the same day each month as the date you selected for the annuity date, i.e., the first or the fifteenth. The day we determine the variable annuity payment is called the annuity calculation date.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option. All annuity payments are made to you unless you direct us otherwise.

Option 1 - Life Annuity. Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

Option 2 - Life Income with a Guaranteed Period. Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period. However, the owner may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

Option 3 - Survivorship Annuity. Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

Option 4 - Other Options. Under this option we provide you with any payout plan that is mutually agreed upon between you and us.

OTHER BENEFITS

Disability Benefit

This benefit is only available with respect to Easy Pay payments during the accumulation phase. Under this benefit, so long as you are totally and permanently disabled and can provide us with evidence of that fact, we will pay you a life annuity with fixed payments at your normal retirement date (which is defined in your endorsement) or make a death benefit payment to your beneficiary if you die prior to that date. You should refer to the Company Completion Benefit endorsement in your contract for additional details.

Accidental Death Benefit

During the accumulation phase, in the event that you die due to an accidental injury prior to age 70, we will pay your beneficiary an accidental death benefit equal to the contract value (less any outstanding loan balance if your contract was issued as a 403(b) contract and you took out a loan) on the date of death. This benefit is in addition to the death benefit contained in the contract. The maximum amount of the accidental death benefit is $500,000.


TAXES

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

Under non-qualified contracts, you as the owner, are not taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes resulting in the earnings on the money held in the contract to be taxed currently to such owner.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or as an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or as an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement
Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R.10 Keogh Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includable in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   1.  paid on or after the taxpayer reaches age 59 1/2;

   2.  paid after you die;

   3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

   4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   5.  paid under an immediate annuity; or

   6.  which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   1.  paid on or after you reach age 59 1/2 ;

   2.  paid after you die;

   3. paid if you become totally disabled (as that term is defined in the Code);

   4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   5. paid to you after you have left your employment, after attaining age 55 (age 50 for public safety employees in certain governmental plans);

   6.  paid for certain allowable medical expenses (as defined in the Code);

   7.  paid pursuant to a qualified domestic relations order;

   8.  paid on account of an IRS levy upon the qualified contract;

   9.  paid from an IRA for medical insurance (as defined in the Code);

   10. paid from an IRA for qualified higher education expenses;

   11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code); or

   12. paid as a qualified reservist distribution as defined in the Code.

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made under the following circumstances:

   1.  when an owner reaches age 59 1/2;

   2.  when an owner has a severance from employment;

   3.  when an owner dies;

   4.  when an owner becomes disabled (as that term is defined in the Code);

   5. when an amount is paid as a qualified reservist distribution as defined in the Code; or

   6. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

These withdrawal limitations only apply to earnings and salary reduction contributions made after December 31, 1988.

On July 26, 2007 final Regulations were issued by the IRS relating to tax-sheltered annuities which require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax-sheltered annuity contracts. Though generally effective beginning January 1, 2009, these Regulations will have implications for tax-sheltered annuities before that date. Owners of tax-sheltered annuity contracts should consult their tax advisor to determine the effect of these regulations on their Contracts.

Taxation of Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits available for use with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


Required Distributions

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Diversification and Owner Control

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangements may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract.

In 2003, the IRS indicated that pending final rules, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. An owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange.

On March 13, 2008, the IRS issued a Revenue Procedure which supersedes the previously issued guidance for partial exchanges completed on or after June 30, 2008. This Revenue Procedure provides that a properly executed partial exchange will be treated as a tax-free exchange under Section 1035 of the Code if no amounts are withdrawn from either of the contracts within 12 months after the date when the transfer was made to purchase the new contract received in the exchange. In the event of a withdrawal within the 12 month period, the partial exchange will still be treated as a tax-free exchange, if the owner demonstrates that one of the designated conditions of Code Section 72 (q)(2) as listed below, or a similar life event (such as divorce or loss of employment), occurred between the date of the transfer to purchase the new contract and the date of the withdrawal. The designated conditions are:

1. distributions made on or after the owner attains age 59 1/2;

2. distributions made on or after the death of the owner;

3. distributions attributable to the owner's becoming disabled;

4. certain distributions related to qualified contracts;

5. distributions allocable to an investment in the contract before August 14, 1982; and

6. certain distributions related to a structured settlement contract.

In the event the partial exchange does not meet the requirements to be treated as a tax-free exchange, then the exchange transaction will be treated as a taxable partial withdrawal from the original contract and a purchase of the second contract with the withdrawal proceeds. Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract and prior to making a withdrawal within 12 months of a partial exchange.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your contract. If the contract is issued for use under a qualified plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

PERFORMANCE

We may periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charge. It does not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the product expense charges and surrender charges.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options, performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the separate account.

We may provide owners, upon request, with additional performance information that may include cumulative performance returns of the investment options. This information will be accompanied by average annual total return performance information for the investment options.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

The Separate Account

We established a separate account, FSL Separate Account M (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on August 25, 1998. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

Voting Rights

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Distributor

National Pension & Group Consultants, Inc. (NPGC) serves as the distributor for the contracts. NPGC is located at 3130 Broadway, Kansas City, MO 64111-2406.

Commissions will be paid to agents and broker-dealers who sell the contracts. Registered representatives of NPGC are not paid commissions directly on the sale of the contracts but sales of the contracts are counted toward their overall compensation in the form of production bonuses (which will not exceed 3% of purchase payments of the contracts).

NPGC has entered into selling agreements with broker-dealers who may sell the contracts and provide other distribution services. Such broker-dealers will be paid commissions up to 6% of purchase payments. When Fidelity Security compensates a broker-dealer firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Fidelity Security is not involved in determining the compensation of your representative.

Commissions are incurred and paid by Fidelity Security Life Insurance Company and are not deducted from contract purchase payments.

Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts of their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

Contract owners should consult the prospectuses for the investment options for information concerning compensation arrangements relating to the distribution of shares of the investment options. Contract owners should consult with their broker-dealers with respect to compensation and revenue sharing arrangements involved in connection with the sale of the contracts.

The Statement of Additional Information contains more information regarding the distributor.

Ownership

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, you continue as the owner.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2.  trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;

   4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Financial Statements

Our statutory basis financial statements have been included in the Statement of Additional Information. The financial statements of the Separate Account are also included in the Statement of Additional Information.

Additional Information

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a postcard for that purpose.

The Table of Contents of the Statement of Additional Information is as follows:

Company
Independent Registered Public Accounting Firm
Legal Opinions
Distribution
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

APPENDIX

Condensed Financial Information -
Accumulation Unit Value History

The table below provides accumulation unit values for the periods indicated. The Separate Account commenced operations on May 14, 1999. This data has been extracted from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information.



                     For the Year      For the Year         For the Year or    For the Year or
                        Ended             Ended             Period Ended       Period Ended       For the Year      For the Year
                       12/31/07         12/31/06              12/31/05          12/31/04         Ended 12/31/03    Ended 12/31/02
                 ------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT     Lump Sum Easy Pay Lump Sum  Easy Pay Lump Sum Easy Pay Lump Sum Easy Pay Lump Sum Easy Pay  Lump Sum  Easy Pay
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET(1)
Beginning of
Period            --      --        --       --    $  11.08   $  10.71 $ 11.08  $ 10.78 $ 11.10  $  10.86  $  11.04  $  10.87
End of Period     --      --        --       --         --        --   $ 11.08  $ 10.71 $ 11.08  $  10.78  $  11.10  $  10.86
Number of
Accumulation
Units
Outstanding       --       --       --       --         --        --     4,381    4,349   5,788     2,606     19,425     2,112

GROWTH &
INCOME(1)
Beginning of
Period            --       --        --       --    $  12.92   $  12.50  $  11.58  $  11.27 $    8.87  $   8.68  $  10.95  $  10.78
End of Period     --       --        --       --         --        --    $  12.92  $  12.50 $   11.58  $  11.27  $   8.87  $   8.68
Number of
Accumulation
Units
Outstanding       --       --        --       --         --        --      53,020    53,693    57,004    46,723    62,028    35,864


LARGE CAP
GROWTH(1)
Beginning of
Period            --       --        --       --    $   6.95   $   6.72  $   7.15  $   6.96 $    5.69  $   5.57  $   8.03  $   7.90
End of Period     --       --        --       --         --        --    $   6.95  $   6.72 $    7.15  $   6.96  $   5.69  $   5.57
Number of
Accumulation
Units
Outstanding       --       --        --       --         --        --      93,329    95,779   100,372    84,824   110,738    65,218

SMALL CAP
EQUITY(1)
Beginning of
Period            --       --        --       --    $  15.41  $  14.90  $  14.03  $  13.65  $    9.84  $   9.63  $  13.20  $  12.99
End of Period     --       --        --       --         --        --   $  15.41  $  14.90  $   14.03  $  13.65  $   9.84  $   9.63
Number of
Accumulation
Units
Outstanding       --       --        --       --         --        --     33,413    24,310     34,992    25,483    39,342    21,383

JANUS ASPEN INTERNATIONAL
GROWTH(2)
Beginning of
Period          $32.20   $31.48   $ 22.10  $ 21.73  $ 16.85   $ 16.67   $  14.30  $  14.23  $    6.81   $   6.67   $  8.74  $ 8.60
End of Period   $40.94   $39.78   $ 32.20  $ 31.48  $ 22.10   $ 21.73   $  16.85  $  16.67  $   14.30  $  14.23  $   6.81  $  6.67
Number of
Accumulation
Units
Outstanding     18,891   17,052   18,576    16,363   19,936    16,182    20,302    16,331     21,985    15,250    43,607    22,775


                     For the Year      For the Year         For the Year or      For the Year or
                        Ended             Ended             Period Ended        Period Ended        For the Year       For the Year
                       12/31/07         12/31/06              12/31/05           12/31/04         Ended 12/31/03     Ended 12/31/02
                 ------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT     Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay Lump Sum Easy Pay  Lump Sum  Easy Pay
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS EMERGING LEADERS
Beginning of
Period(3)(6)     $11.31   $11.21   $  10.54  $  10.51  $  10.00  $  10.00
End of Period      --        --    $  11.31  $  11.21  $  10.54  $  10.51
Number of
Accumulation
Units
Outstanding        -         --     32,236    37,520    44,383    38,306

FEDERATED MID CAP GROWTH STRATEGIES
FUND II
Beginning of
Period(4)        $11.98   $11.83  $  11.16  $  11.10  $  10.00  $  10.00
End of Period    $14.01   $13.76  $  11.98  $  11.83  $  11.16  $  11.10
Number of
Accumulation
Units
Outstanding      1,104    1,427       215       164       151       524

FEDERATED PRIME MONEY FUND II
Beginning of
Period(4)        $10.54   $10.41  $  10.18  $  10.12  $  10.00  $  10.00
End of Period    $10.95   $10.75  $  10.54  $  10.41  $  10.18  $  10.12
Number of
Accumulation
Units
Outstanding      10,579   18,182   1,725     1,169     1,696     1,408

FEDERATED QUALITY BOND FUND II
Beginning of
Period(4)        $10.36   $10.24  $  10.04  $   9.98  $  10.00  $  10.00
End of Period    $10.82   $10.63  $  10.36  $  10.24  $  10.04  $   9.98
Number of
Accumulation
Units
Outstanding        560      420       777        19       769       16

FEDERATED FUND FOR U.S. GOVERNMENT
SECURITIES II
Beginning of
Period(4)        $10.44   $10.31   $  10.11  $  10.05  $  10.00  $  10.00
End of Period    $10.99   $10.80   $  10.44  $  10.31  $  10.11  $  10.05
Number of
Accumulation
Units
Outstanding       166       1         198        99       190       368

LORD ABBETT GROWTH AND INCOME
Beginning of
Period(3)        $12.16   $12.05   $  10.46  $  10.43  $  10.00  $  10.00
End of Period    $12.47   $12.28   $  12.16  $  12.05  $  10.46  $  10.43
Number of
Accumulation
Units
Outstanding     39,919    56,451    48,948    64,767    59,403    62,854



                     For the Year      For the Year         For the Year or      For the Year or
                        Ended             Ended             Period Ended        Period Ended        For the Year       For the Year
                       12/31/07         12/31/06              12/31/05           12/31/04         Ended 12/31/03     Ended 12/31/02
                 ------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT       Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum Easy Pay Lump Sum Easy Pay Lump Sum  Easy Pay
------------------------------------------------------------------------------------------------------------------------------------

MFS NEW DISCOVERY
Beginning of
Period(4)            $11.52   $11.39   $  10.30  $  10.24  $  10.00  $  10.00
End of Period        $11.68   $11.47   $  11.52  $  11.39  $  10.30  $  10.24
Number of
Accumulation Units
Outstanding           12        332         0         7       196         7

MFS TOTAL RETURN
Beginning of
Period(4)            $10.49   $10.36   $   9.48  $   9.42  $  10.00  $  10.00
End of Period        $10.80   $10.61   $  10.49  $  10.36  $   9.48  $   9.42
Number of
Accumulation Units
Outstanding          7,822    1,491    7,865     1,378     7,856     1,604

MFS VALUE
Beginning of
Period(4)            $12.54   $12.39    $  10.50  $  10.44  $  10.00  $  10.00
End of Period        $13.37   $13.13    $  12.54  $  12.39  $  10.50  $  10.44
Number of
Accumulation Units
Outstanding           242       334        242         0       242         0

MFS RESEARCH
INTERNATIONAL
Beginning of
Period(5)            $14.87   $14.72   $  11.97  $  11.92  $  10.00  $  10.00
End of Period        $16.57   $16.30   $  14.87  $  14.72  $  11.97  $  11.92
Number of
Accumulation Units
Outstanding           228       399      228       182       148       232

DWS EQUITY 500 INDEX VIP (formerly Scudder VIT Equity 500 Index
Fund Sub-Account)
Beginning of
Period(4)            $11.88   $11.74    $  10.37  $  10.31  $  10.00  $  10.00
End of Period        $12.39   $12.17    $  11.88  $  11.74  $  10.37  $  10.31
Number of
Accumulation Units
Outstanding            432      3,532      912     5,760       899     5,011

DWS SMALL CAP INDEX VIP (7)
Beginning of
Period               $10.00   $10.00

End of Period        $ 9.57   $ 9.52
Number of
Accumulation Units
Outstanding           2,653     3,690

UIF CAPITAL GROWTH (formerly UIF Equity Growth)
Beginning of
Period(4)            $11.83   $11.69    $  11.47  $  11.40  $  10.00  $  10.00
End of Period        $14.29   $14.04    $  11.83  $  11.69  $  11.47  $  11.40
Number of
Accumulation Units
Outstanding          32,404    52,230    38,243     56,868    47,065    58,025



                     For the Year      For the Year         For the Year or    For the Year or
                        Ended             Ended             Period Ended       Period Ended       For the Year      For the Year
                       12/31/07         12/31/06              12/31/05          12/31/04         Ended 12/31/03    Ended 12/31/02
                 ------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT       Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum Easy Pay Lump Sum Easy Pay Lump Sum  Easy Pay
------------------------------------------------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM
Beginning of
Period(4)            $13.65   $13.49    $11.01    $10.94    $10.00    $10.00
End of Period        $15.50   $15.23    $13.65    $13.49    $11.01    $10.94
Number of
Accumulation
Units
Outstanding           190     1,345       179       120       179        46

UIF U.S. MID CAP VALUE
Beginning of
Period(4)            $13.31   $13.16    $11.13    $11.06    $10.00   $10.00
End of Period        $14.23   $13.98    $13.31    $13.16    $11.13   $11.06
Number of
Accumulation
Units
Outstanding           834     2,358       289       372       224       349

UIF U.S. REAL ESTATE
Beginning of
Period(4)            $15.87   $15.68    $11.60    $11.53    $10.00    $10.00
End of Period        $13.04   $12.81    $15.87    $15.68    $11.60    $11.53
Number of
Accumulation
Units
Outstanding          925       883       839       664       853      677

VAN KAMPEN LIT COMSTOCK
Beginning of
Period(4)            $11.92   $11.78    $10.34    $10.28    $10.00   $10.28
End of Period        $11.57   $11.37    $11.92    $11.78    $10.34   $10.28
Number of
Accumulation
Units
Outstanding          2,969    2,798     2,650       880     2,644   1,075



                                    For the Year             For the Year             For the Period
                                   Ended 12/31/01           Ended 12/31/00            Ended 12/31/99
                               -----------------------  -----------------------  --------------------------
                                Lump Sum    Easy Pay     Lump Sum    Easy Pay       Lump Sum      Easy Pay
-----------------------------------------------------------------------------------------------------------

MONEY MARKET
Beginning of Period            $   10.75    $  10.65    $   10.23    $  10.19       $ 10.00        $10.00
End of Period                  $   11.04    $  10.87    $   10.75    $  10.65       $ 10.23        $10.19
Number of Accumulation                                                                0,570
Units Outstanding                 16,200       2,133       16,395       1,329        2                157

GROWTH & INCOME
Beginning of Period            $   11.83    $  11.71    $   10.30    $  10.27       $ 10.00        $10.00
End of Period                  $   10.95    $  10.78    $   11.83    $  11.71       $ 10.30        $10.27
Number of Accumulation
Units Outstanding                 75,941      25,964       72,862      12,969        16,745        2,344

LARGE CAP GROWTH
Beginning of Period            $   10.74    $  10.63    $   12.31    $  12.27       $ 10.00        $10.00
End of Period                  $    8.03    $   7.90    $   10.74    $  10.63       $ 12.31        $12.27
Number of Accumulation
Units Outstanding                119,634      41,542      129,215      20,506        25,582        3,477

SMALL CAP EQUITY
Beginning of Period            $   14.75    $  14.61    $   15.30    $  15.24       $ 10.00        $10.00
End of Period                  $   13.20    $  12.99    $   14.75    $  14.61       $ 15.30        $15.24
Number of Accumulation
Units Outstanding                 44,640      14,413       46,803       6,847         8,438           971

JANUS ASPEN INTERNATIONAL GROWTH(2)
Beginning of Period            $   11.05    $  10.95    $   12.39    $  12.34       $ 10.00        $10.00
End of Period                  $    8.74    $   8.60    $   11.05    $  10.95       $ 12.39        $12.34
Number of Accumulation
Units Outstanding                 46,576      16,849       48,924       8,978        12,371         1,177


(1) On July 15, 2005, the Company substituted shares of the portfolios of Investors Mark Series Fund, Inc. with shares of certain series of registered investment companies.

(2) Effective on or about March 21, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

(3)  Sub-account commenced operations on June 15, 2005.

(4)  Sub-account commenced operations on January 1, 2005.

(5)  Sub-account commenced operations on May 1, 2005.

(6)  The Emerging Leaders Portfolio was liquidated on April 30, 2007.

(7)  Sub-account commenced operations on April 1, 2007.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                       VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                   May 1, 2008



This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2008, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract which is described herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.



                                TABLE OF CONTENTS


                                                                        Page

COMPANY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL OPINIONS

DISTRIBUTION
     Reduction of the Surrender Charge

CALCULATION OF PERFORMANCE INFORMATION
     Total Return
     Historical Unit Values
     Reporting Agencies
     Performance Information

FEDERAL TAX STATUS
     General
     Diversification
     Owner Control
     Multiple Contracts
     Partial 1035 Exchanges
     Contracts Owned by Other than Natural Persons
     Tax Treatment of Assignments
     Gifting a Contract
     Death Benefits
     Income Tax Withholding
     Tax Treatment of Withdrawals - Non-Qualified Contracts
     Withdrawals - Investment Adviser Fees
     Delayed Annuity Payments
     Qualified Plans
     Tax Treatment of Withdrawals - Qualified Contracts
     Required Distributions
     Tax-Sheltered Annuities - Withdrawal Limitations
     Hurricane Victims Tax Relief

ANNUITY PROVISIONS
     Variable Annuity
     Fixed Annuity
     Annuity Unit
     Net Investment Factor
     Expense Guarantee

FINANCIAL STATEMENTS


                                     COMPANY

Fidelity Security Life Insurance Company (the "Company" or "we") was originally incorporated on January 17, 1969 as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $3.2 billion of life insurance in force and in excess of $480 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory statements of admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2007, and the statements of net assets of the Fidelity Security Life Insurance Company FSL Separate Account M of Fidelity Security Life Insurance Company (comprising the individual subaccounts as indicated in note 1 to the financial statements) as of December 31, 2007, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the years or periods ended December 31, 2007 and 2006, and the financial highlights for each of the five years or periods ended December 31, 2007, included in the Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated May 1, 2008, includes explanatory language that states that Fidelity Security Life Insurance Company prepared the statutory financial statements using accounting principles prescribed or permitted by the Missouri Department of Insurance, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in conformity with statutory accounting principles. The financial statements of Fidelity Security Life Insurance Company included in this Statement of Additional Information, and bear only on the ability to meet its obligations under the Contract, should not be considered as bearing on the investment performance of the assets held in the Separate Account. The audited financial statements of Fidelity Security Life Insurance Company FSL Separate Account M Account are also included herein.


                                 LEGAL OPINIONS

Blazzard & Hasenauer, P.C., Fairfield, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC" or "Distributor") acts as the distributor of the Contracts. NPGC is an affiliate of the Company. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 3130 Broadway, Kansas City, MO 64111. Distributor is an affiliate of the Company. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority, Inc. (FINRA). Distributor enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:


                                              Aggregate Amount of
                                              Commissions Retained
Fiscal           Aggregate Amount of          By Distributor After
Year       Commissions Paid to Distributor  Payments to Selling Firms

2005                $15,477                      $14,676
2006                $16,077                      $15,181
2007                $15,894                      $15,076

Distributor passes through commissions to selling firms for their sales. In addition, we may pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain other payments. The following list sets forth the names of selling firms that received compensation in 2007 in connection with the sale of our variable annuity contracts (including the Contracts).

First Financial Services Corporation was the only selling firm in 2007.

The prospectus contains more information regarding the Distributor.

Reduction of the Surrender Charge

The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% Product Expense Charge (depending on the contract value or the type of purchase payment), the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                n
       P (1 + T)  = ERV
Where:

     P =     a hypothetical initial payment of $1,000
     T =     average annual total return
     n =     number of years
     ERV =   ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

We may provide Owners, upon request, with additional performance information that may include cumulative performance returns of the investment options. This information will be accompanied by average annual total return performance information for the investment options.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units invest in the portfolios of various underlying funds. The Separate Account has commenced operations relatively recently. The portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affects Accumulation Unit values, performance information may be developed. The information will be based upon the historical experience of the portfolios for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.


                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity Security, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract.

In 2003, the IRS indicated that pending final rules, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. An owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange.

On March 13, 2008, the IRS issued a Revenue Procedure which supersedes the previously issued guidance for partial exchanges completed on or after June 30, 2008. This Revenue Procedure provides that a properly executed partial exchange will be treated as a tax-free exchange under Section 1035 of the Code if no amounts are withdrawn from either of the contracts within 12 months after the date when the transfer was made to purchase the new contract received in the exchange. In the event of a withdrawal within the 12 month period, the partial exchange will still be treated as a tax-free exchange, if the owner demonstrates that one of the designated conditions of Code Section 72 (q)(2) as listed below, or a similar life event (such as divorce or loss of employment), occurred between the date of the transfer to purchase the new contract and the date of the withdrawal. The designated conditions are:

1.   distributions made on or after the owner attains age 59 1/2;

2.   distributions made on or after the death of the owner;

3.   distributions attributable to the owner's becoming disabled;

4.   certain distributions related to qualified contracts;

5. distributions allocable to an investment in the contract before August 14, 1982; and

6.   certain distributions related to a structured settlement contract.

In the event the partial exchange does not meet the requirements to be treated as a tax-free exchange, then the exchange transaction will be treated as a taxable partial withdrawal from the original contract and a purchase of the second contract with the withdrawal proceeds. Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract and prior to making a withdrawal within 12 months of a partial exchange.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes resulting in the earnings on the money held in the Contract to be taxable to such owner currently. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from Non-Qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments

Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan.

Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans and where required under state law.

A.       Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007 final Regulations were issued by the IRS relating to tax-sheltered annuities which require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax-sheltered annuity contracts. Though generally effective beginning January 1, 2009, these Regulations will have implications for tax-sheltered annuities before that date. Owners of tax-sheltered annuity contracts should consult their tax advisors to determine the effect of these regulations on their Contracts.

B.       Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         Roth IRAs

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, under certain circumstances, certain eligible individuals may make a rollover contribution from a non-Roth IRA and certain eligible retirement plans to a Roth IRA.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.       Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. Government and Tax-Exempt Organization's Deferred Compensation Plan Under Section 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

o        attains the age 70 1/2,
o        has a severance from employment,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the Code.


Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55 (age 50 for public safety employees in certain governmental plans as defined in Section 72(t)(10) of the Code); (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (k) paid as a qualified reservist distribution (as defined in
Section 72(t)(2)(G) of the Code).

The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions may under certain circumstances include the actuarial value of other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code).

Withdrawals can only be made under the following circumstances:

1. when an owner reaches age 59 1/2;

2. when an owner has a severance from employment;

3. when an owner dies;

4. when an owner becomes disabled (as that term is defined in the Code);

5. when an amount is paid as a qualified reservist distribution as defined in the Code; or

6. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Hurricane Victims Tax Relief

Recent tax law changes have been made regarding Qualified Contracts to provide victims of Hurricanes Katrina, Rita and Wilma with special tax relief for certain periods of time related to the tax treatment of withdrawals, the 10% penalty tax, recontribution of certain withdrawal amounts and the limitations applicable to loan amounts and repayments. Persons eligible for the special tax treatment are generally those whose principal residence was in the designated hurricane disaster area and who sustained an economic loss from the applicable hurricane. Owners should consult their own tax advisors regarding their eligibility for this tax relief.


                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

Annuity Unit

The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment option for any business day is determined by dividing:

(a) the accumulation unit value as of the close of the current business day, by

(b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.


                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.




                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                              Financial Statements

                           December 31, 2007 and 2006

     (With Report of Independent Registered Public Accounting Firm Thereon)




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Fidelity Security Life Insurance Company
FSL Separate Account M

and

The Board of Directors
Fidelity Security Life Insurance Company:

We have audited the accompanying statements of net assets of the Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) (comprising the individual subaccounts as indicated in note 1 to the financial statements) as of December 31, 2007, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods ended December 31, 2007 and 2006, and the financial highlights for each of the five years or periods ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the sub-accounts constituting the Fidelity Security Life Insurance Company FSL Separate Account M as of December 31, 2007, and the results of their operations for the years or periods ended December 31, 2007 and 2006, changes in its net assets for each of the two years or periods then ended, and the financial highlights for each of the five years or periods ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Kansas City, Missouri
May 1, 2008

                                       2



                         FIDELITY SECURITY LIFE INSURANCE COMPANY
                                  FSL SEPARATE ACCOUNT M

                                 Statements of Net Assets

                                    December 31, 2007

                                                                                                MFS VARIABLE INSURANCE TRUST
                                                                                       ---------------------------------------------
                                                                                           VIT       RESEARCH        NEW      TOTAL
                                                                                          VALUE    INTERNATIONAL  DISCOVERY   RETURN
                                                                                        SERIES-IC    SERIES-IC     SERIES     SERIES
                                                                                       ----------  -------------  ---------   ------
Assets:
   Investments:
      MFS VIT Value Series-IC:
           504 shares at net asset value of $15.12 per share (cost $6,907)             $   7,619             -          -          -
      MFS Research International Series-IC:
           642 shares at net asset value of $16.02 per share (cost $9,129)                     -        10,290          -          -
      MFS New Discovery Series:
           231 shares at net asset value of $16.31 per share (cost $3,934)                     -             -      3,761          -
      MFS Total Return Series:
           4,676 shares at net asset value of $21.44 per share (cost $96,574)                  -             -          -    100,258
      DWS Scudder Equity 500 Index Fund:
           3,114 shares at net asset value of $15.53 per share (cost $46,797)                  -             -          -          -
      DWS Scudder Small Cap Index Fund:
           4,115 shares at net asset value of $14.71 per share (cost $66,469)                  -             -          -          -
      Federated Mid Cap Growth II Strategies:
           1,158 shares at net asset value of $30.26 per share (cost $31,909)                  -             -          -          -
      Federated Prime Money Fund II:
           311,585 shares at net asset value of $1.00 per share (cost $311,585)                -             -          -          -
      Federated U.S. Government Securities Fund II:
           159 shares at net asset value of $11.53 per share (cost $1,758)                     -             -          -          -
      Federated Quality Bond Fund II:
           928 shares at net asset value of $11.34 per share (cost $10,193)                    -             -          -          -
      MS International Magnum I:
           1,611 shares at net asset value of $14.50 per share (cost $23,617)                  -             -          -          -
      MS Equity Growth:
           59,577 shares at net asset value of $20.09 per share (cost $878,523)                -             -          -          -
      MS Mid Cap Value:
           2,342 shares at net asset value of $19.11 per share (cost $48,187)                  -             -          -          -
      MS U.S. Real Estate:
           1,062 shares at net asset value of $22.05 per share (cost $30,476)                  -             -          -          -
      Van Kampen Comstock Life Invest Trust:
           4,774 shares at net asset value of $13.86 per share (cost $66,251)                  -             -          -          -
      Lord Abbett Growth & Income:
           42,680 shares at net asset value of $27.91 per share (cost $1,181,398)              -             -          -          -
      Janus Aspen International Growth Portfolio:
           22,236 shares at net asset value of $65.31 per share (cost $602,230)                -             -          -          -
                                                                                       ---------        ------      -----    -------
                     Total assets                                                          7,619        10,290      3,761    100,258
                                                                                       ---------        ------      -----    -------
Liabilities:
   Accrued mortality and expense risk charges                                                  2             3          1         19
                                                                                       ---------        ------      -----    -------
           Net assets                                                                  $   7,617        10,287      3,760    100,239
                                                                                       =========        ======      =====    =======

                                                                                                  DWS SCUDDER
                                                                                         ---------------------------
                                                                                             EQUITY        SMALL CAP
                                                                                         500 INDEX FUND   INDEX FUND
                                                                                         --------------   ----------
Assets:
   Investments:
      MFS VIT Value Series-IC:
           504 shares at net asset value of $15.12 per share (cost $6,907)                        -              -
      MFS Research International Series-IC:
           642 shares at net asset value of $16.02 per share (cost $9,129)                        -              -
      MFS New Discovery Series:
           231 shares at net asset value of $16.31 per share (cost $3,934)                        -              -
      MFS Total Return Series:
           4,676 shares at net asset value of $21.44 per share (cost $96,574)                     -              -
      DWS Scudder Equity 500 Index Fund:
           3,114 shares at net asset value of $15.53 per share (cost $46,797)                48,358              -
      DWS Scudder Small Cap Index Fund:
           4,115 shares at net asset value of $14.71 per share (cost $66,469)                     -         60,532
      Federated Mid Cap Growth II Strategies:
           1,158 shares at net asset value of $30.26 per share (cost $31,909)                     -              -
      Federated Prime Money Fund II:
           311,585 shares at net asset value of $1.00 per share (cost $311,585)                   -              -
      Federated U.S. Government Securities Fund II:
           159 shares at net asset value of $11.53 per share (cost $1,758)                        -              -
      Federated Quality Bond Fund II:
           928 shares at net asset value of $11.34 per share (cost $10,193)                       -              -
      MS International Magnum I:
           1,611 shares at net asset value of $14.50 per share (cost $23,617)                     -              -
      MS Equity Growth:
           59,577 shares at net asset value of $20.09 per share (cost $878,523)                   -              -
      MS Mid Cap Value:
           2,342 shares at net asset value of $19.11 per share (cost $48,187)                     -              -
      MS U.S. Real Estate:
           1,062 shares at net asset value of $22.05 per share (cost $30,476)                     -              -
      Van Kampen Comstock Life Invest Trust:
           4,774 shares at net asset value of $13.86 per share (cost $66,251)                     -              -
      Lord Abbett Growth & Income:
           42,680 shares at net asset value of $27.91 per share (cost $1,181,398)                 -              -
      Janus Aspen International:
           Growth Portfolio:
                22,236 shares at net asset value of $65.31 per share (cost $602,230)              -              -
                                                                                             ------         ------
                     Total assets                                                            48,358         60,532
                                                                                             ------         ------
Liabilities:
   Accrued mortality and expense risk charges                                                    13             15
                                                                                             ------         ------
           Net assets                                                                        48,345         60,517
                                                                                             ======         ======

                                                                                          FEDERATED INVESTORS INSURANCE SERIES
                                                                                   ------------------------------------------------
                                                                                     MID CAP      PRIME  US GOVERNMENT
                                                                                    GROWTH II     MONEY    SECURITIES  QUALITY BOND
                                                                                   STRATEGIES    FUND II    FUND II      FUND II
                                                                                   ----------    -------  ------------ ------------
Assets:
   Investments:
    MFS VIT Value Series-IC:
         504 shares at net asset value of $15.12 per share (cost $6,907)                 -           -           -              -
    MFS Research International Series-IC:
         642 shares at net asset value of $16.02 per share (cost $9,129)                 -           -           -              -
    MFS New Discovery Series:
         231 shares at net asset value of $16.31 per share (cost $3,934)                 -           -           -              -
    MFS Total Return Series:
         4,676 shares at net asset value of $21.44 per share (cost $96,574)              -           -           -              -
    DWS Scudder Equity 500 Index Fund:
         3,114 shares at net asset value of $15.53 per share (cost $46,797)              -           -           -              -
    DWS Scudder Small Cap Index Fund:
         4,115 shares at net asset value of $14.71 per share (cost $66,469)              -           -           -              -
    Federated Mid Cap Growth II Strategies:
         1,158 shares at net asset value of $30.26 per share (cost $31,909)         35,053           -           -              -
    Federated Prime Money Fund II:
         311,585 shares at net asset value of $1.00 per share (cost $311,585)            -     311,586           -              -
    Federated U.S. Government Securities Fund II:
         159 shares at net asset value of $11.53 per share (cost $1,758)                 -           -       1,834              -
    Federated Quality Bond Fund II:
         928 shares at net asset value of $11.34 per share (cost $10,193)                -           -           -         10,525
    MS International Magnum I:
         1,611 shares at net asset value of $14.50 per share (cost $23,617)              -           -           -              -
    MS Equity Growth:
         59,577 shares at net asset value of $20.09 per share (cost $878,523)            -           -           -              -
    MS Mid Cap Value:
         2,342 shares at net asset value of $19.11 per share (cost $48,187)              -           -           -              -
    MS U.S. Real Estate:
         1,062 shares at net asset value of $22.05 per share (cost $30,476)              -           -           -              -
    Van Kampen Comstock Life Invest Trust:
         4,774 shares at net asset value of $13.86 per share (cost $66,251)              -           -           -              -
    Lord Abbett Growth & Income:
         42,680 shares at net asset value of $27.91 per share (cost $1,181,398)          -           -           -              -
    Janus Aspen International:
         Growth Portfolio:
              22,236 shares at net asset value of $65.31 per share (cost $602,230)       -           -           -              -
                                                                                     ------     -------       -----         ------
                   Total assets                                                      35,053     311,586       1,834         10,525
                                                                                     ------     -------       -----         ------
Liabilities:
   Accrued mortality and expense risk charges                                             8          76           -              2
                                                                                     ------     -------       -----         ------
         Net assets                                                                  35,045     311,510       1,834         10,523
                                                                                     ======     =======       =====         ======


See accompanying notes to financial statements.


                                       3



                                                                                                   MORGAN STANLEY
                                                                                ---------------------------------------------------
                                                                                INTERNATIONAL     EQUITY       MID CAP    U.S. REAL
                                                                                  MAGNUM I        GROWTH        VALUE       ESTATE
                                                                                -------------     ------       -------    ---------
Assets:
   Investments:
     MFS VIT Value Series-IC:
        504 shares at net asset value of $15.12 per share (cost $6,907)                -                -           -           -
     MFS Research International Series-IC:
        642 shares at net asset value of $16.02 per share (cost $9,129)                -                -           -           -
     MFS New Discovery Series:
        231 shares at net asset value of $16.31 per share (cost $3,934)                -                -           -           -
     MFS Total Return Series:
        4,676 shares at net asset value of $21.44 per share (cost $96,574)             -                -           -           -
     DWS Scudder Equity 500 Index Fund:
        3,114 shares at net asset value of $15.53 per share (cost $46,797)             -                -           -           -
     DWS Scudder Small Cap Index Fund:
        4,115 shares at net asset value of $14.71 per share (cost $66,469)             -                -           -           -
     Federated Mid Cap Growth II Strategies:
        1,158 shares at net asset value of $30.26 per share (cost $31,909)             -                -           -           -
     Federated Prime Money Fund II:
        311,585 shares at net asset value of $1.00 per share (cost $311,585)           -                -           -           -
     Federated U.S. Government Securities Fund II:
        159 shares at net asset value of $11.53 per share (cost $1,758)                -                -           -           -
     Federated Quality Bond Fund II:
        928 shares at net asset value of $11.34 per share (cost $10,193)               -                -           -           -
     MS International Magnum I:
        1,611 shares at net asset value of $14.50 per share (cost $23,617)        23,353                -           -           -
     MS Equity Growth:
        59,577 shares at net asset value of $20.09 per share (cost $878,523)           -        1,196,904           -           -
     MS Mid Cap Value:
        2,342 shares at net asset value of $19.11 per share (cost $48,187)             -                -      44,748           -
     MS U.S. Real Estate:
        1,062 shares at net asset value of $22.05 per share (cost $30,476)             -                -           -      23,413
     Van Kampen Comstock Life Invest Trust:
        4,774 shares at net asset value of $13.86 per share (cost $66,251)             -                -           -           -
     Lord Abbett Growth & Income:
        42,680 shares at net asset value of $27.91 per share (cost $1,181,398)         -                -           -           -
     Janus Aspen International:
        Growth Portfolio:
          22,236 shares at net asset value of $65.31 per share (cost $602,230)         -                -           -           -
                                                                                  ------        ---------      ------      ------
            Total assets                                                          23,353        1,196,904      44,748      23,413
                                                                                  ------        ---------      ------      ------
Liabilities:
   Accrued mortality and expense risk charges                                          6              292          12           5
                                                                                  ------        ---------      ------      ------
            Net assets                                                           $23,347        1,196,612      44,736      23,408
                                                                                 =======        =========      ======      ======


                                                                               VAN KAMPEN                  JANUS ASPEN
                                                                                COMSTOCK     LORD ABBETT   INTERNATIONAL
                                                                               LIFE INVEST     GROWTH &       GROWTH
                                                                                  TRUST         INCOME       PORTFOLIO      TOTAL
                                                                               -----------   -----------   -------------    -----
Assets:
   Investments:
     MFS VIT Value Series-IC:
        504 shares at net asset value of $15.12 per share (cost $6,907)               -             -             -           7,619
MFS Research International Series-IC:
        642 shares at net asset value of $16.02 per share (cost $9,129)               -             -             -          10,290
     MFS New Discovery Series:
        231 shares at net asset value of $16.31 per share (cost $3,934)               -             -             -           3,761
     MFS Total Return Series:
        4,676 shares at net asset value of $21.44 per share (cost $96,574)            -             -             -         100,258
     DWS Scudder Equity 500 Index Fund:
        3,114 shares at net asset value of $15.53 per share (cost $46,797)            -             -             -          48,358
     DWS Scudder Small Cap Index Fund:
        4,115 shares at net asset value of $14.71 per share (cost $66,469)            -             -             -          60,532
     Federated Mid Cap Growth II Strategies:
        1,158 shares at net asset value of $30.26 per share (cost $31,909)            -             -             -          35,053
     Federated Prime Money Fund II:
        311,585 shares at net asset value of $1.00 per share (cost $311,585)          -             -             -         311,586
     Federated U.S. Government Securities Fund II:
        159 shares at net asset value of $11.53 per share (cost $1,758)               -             -             -           1,834
     Federated Quality Bond Fund II:
        928 shares at net asset value of $11.34 per share (cost $10,193)              -             -             -          10,525
     MS International Magnum I:
        1,611 shares at net asset value of $14.50 per share (cost $23,617)            -             -             -          23,353
     MS Equity Growth:
        59,577 shares at net asset value of $20.09 per share (cost $878,523)          -             -             -       1,196,904
     MS Mid Cap Value:
        2,342 shares at net asset value of $19.11 per share (cost $48,187)            -             -             -          44,748
     MS U.S. Real Estate:
        1,062 shares at net asset value of $22.05 per share (cost $30,476)            -             -             -          23,413
     Van Kampen Comstock Life Invest Trust:
        4,774 shares at net asset value of $13.86 per share (cost $66,251)       66,161             -             -          66,161
     Lord Abbett Growth & Income:
        42,680 shares at net asset value of $27.91 per share (cost $1,181,398)        -     1,191,208             -       1,191,208
     Janus Aspen International:
        Growth Portfolio:
          22,236 shares at net asset value of $65.31 per share (cost $602,230)        -             -        1,452,249    1,452,249
                                                                                 ------     ---------        ---------    ---------
            Total assets                                                         66,161     1,191,208        1,452,249    4,587,852
                                                                                 ------     ---------        ---------    ---------
Liabilities:
   Accrued mortality and expense risk charges                                        15           285              326        1,080
                                                                                 ------     ---------        ---------    ---------
            Net assets                                                           66,146     1,190,923        1,451,923    4,586,772
                                                                                 ======     =========        =========    =========


See accompanying notes to financial statements.


                                       4



                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2007

                                                                                             MFS VARIABLE INSURANCE TRUST
                                                                                 -------------------------------------------------
                                                                                    VIT        RESEARCH           NEW       TOTAL
                                                                                   VALUE     INTERNATIONAL     DISCOVERY    RETURN
                                                                                 SERIES-IC     SERIES-IC        SERIES      SERIES
                                                                                 ---------   -------------     ---------    ------
Investment income:
       Investment income distributions from underlying mutual funds              $    45             -               -       2,383
       Mortality and expense charges and administrative charges                       73           116              39       1,025
                                                                                 -------           ---            ----      ------
           Net investment income (loss)                                              (28)         (116)            (39)      1,358
                                                                                 -------           ---            ----      ------
Realized gains (losses) on investments:
       Capital gain distributions                                                     90            68              42       2,484
       Realized gain (loss) on sale of fund shares                                    16           713              (5)        669
                                                                                 -------           ---            ----      ------
           Total realized gains (losses) on investments                              106           781              37       3,153
                                                                                 -------           ---            ----      ------
       Change in unrealized depreciation on investments                              183           140            (193)     (1,654)
                                                                                 -------           ---            ----      ------
           Increase (decrease) in net assets from operations                     $   261           805            (195)      2,857
                                                                                 =======          ====            ====      ======



                                                                                             DWS SCUDDER
                                                                                 ----------------------------
                                                                                     EQUITY          SMALL CAP
                                                                                 500 INDEX FUND     INDEX FUND
                                                                                 --------------     ----------
Investment income:
       Investment income distributions from underlying mutual funds                   1,313              359
       Mortality and expense charges and administrative charges                       1,107              491
                                                                                    -------           ------
           Net investment income (loss)                                                 206             (132)
                                                                                    -------           ------
Realized gains (losses) on investments:
       Capital gain distributions                                                         -            2,630
       Realized gain (loss) on sale of fund shares                                   12,488             (432)
                                                                                    -------           ------
           Total realized gains (losses) on investments                              12,488            2,198
                                                                                    -------           ------
       Change in unrealized depreciation on investments                             (10,173)          (5,938)
                                                                                    -------           ------
           Increase (decrease) in net assets from operations                          2,521           (3,872)
                                                                                    =======           ======

                                                                                       FEDERATED INVESTORS INSURANCE SERIES
                                                                                ----------------------------------------------------
                                                                                   MID CAP      PRIME    US GOVERNMENT
                                                                                  GROWTH II     MONEY      SECURITIES   QUALITY BOND
                                                                                 STRATEGIES    FUND II      FUND II        FUND II
                                                                                 ----------    -------   -------------  ------------
Investment income:
       Investment income distributions from underlying mutual funds                     -      10,762           91            343
       Mortality and expense charges and administrative charges                       315       2,952           28            111
                                                                                    -----      ------          ---           ----
           Net investment income (loss)                                              (315)      7,810           63            232
                                                                                    -----      ------          ---           ----
Realized gains (losses) on investments:
       Capital gain distributions                                                       -           -            -              -
       Realized gain (loss) on sale of fund shares                                    371           -          (41)          (161)
                                                                                    -----      ------          ---           ----
           Total realized gains (losses) on investments                               371           -          (41)          (161)
                                                                                    -----      ------          ---           ----
       Change in unrealized depreciation on investments                             2,907           -           57            324
                                                                                    -----      ------          ---           ----
           Increase (decrease) in net assets from operations                        2,963       7,810           79            395
                                                                                    =====      ======          ===           -===


See accompanying notes to financial statements.


                                       5




                                                                                                   MORGAN STANLEY
                                                                                  -----------------------------------------------

                                                                                  INTERNATIONAL    EQUITY     MID CAP    U.S. REAL
                                                                                     MAGNUM I       GROWTH      VALUE       ESTATE
                                                                                  -------------    ------     -------    ---------
Investment income:
       Investment income distributions from underlying mutual funds                     325             -        256          342
       Mortality and expense charges and administrative charges                         242        15,517        408          303
                                                                                      -----       -------        ---       ------
           Net investment income (loss)                                                  83       (15,517)      (152)          39
                                                                                      -----       -------        ---       ------
Realized gains (losses) on investments:
       Capital gain distributions                                                     2,234             -      3,962        2,674
       Realized gain (loss) on sale of fund shares                                      152        62,000        443        4,203
                                                                                      -----       -------        ---       ------
           Total realized gains (losses) on investments                               2,386        62,000      4,405        6,877
                                                                                      -----       -------        ---       ------
       Change in unrealized depreciation on investments                                (992)      172,131     (3,811)     (12,237)
                                                                                      -----       -------        ---       ------
           Increase (decrease) in net assets from operations                          1,477       218,614        442       (5,321)
                                                                                      =====       =======        ===       ======


See accompanying notes to financial statements.


                                                            VAN KAMPEN                                    JANUS ASPEN
                                                             COMSTOCK     LORD ABBETT     DREYFUS        INTERNATIONAL
                                                           LIFE INVEST      GROWTH &      EMERGING          GROWTH
                                                              TRUST         INCOME        LEADERS         PORTFOLIO         TOTAL
                                                           -----------    -----------    -----------     -------------      -----
Investment income:
       Investment income distributions from underlying
       mutual funds                                              799       14,866                 -          8,365         40,249
       Mortality and expense charges and
       administrative charges                                    638       16,604             2,717          15,894        58,580
                                                              ------       ------           -------         -------        -------
           Net investment income (loss)                          161       (1,738)           (2,717)         (7,529)       (18,331)
                                                              ------       ------           -------         -------        -------
Realized gains (losses) on investments:
       Capital gain distributions                                986       81,978            73,252               -        170,400
       Realized gain (loss) on sale of fund shares               367       48,054           (91,382)        137,156        174,611
                                                              ------       ------           -------         -------        -------
           Total realized gains (losses) on investments        1,353      130,032           (18,130)        137,156        345,011
                                                              ------       ------           -------         -------        -------
       Change in unrealized depreciation on investments       (4,311)     (97,396)           23,052         185,689        247,778
                                                              ------       ------           -------         -------        -------
           Increase (decrease) in net assets
           from operations                                    (2,797)      30,898             2,205         315,316        574,458
                                                              ======       ======           =======         =======        =======


See accompanying notes to financial statements.


                                       6

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                       Statements of Changes in Net Assets
                          Year ended December 31, 2007

                                                                 MFS VARIABLE INSURANCE TRUST                  DWS SCUDDER
                                                      ------------------------------------------------   -----------------------
                                                         VIT         RESEARCH        NEW        TOTAL      EQUITY
                                                        VALUE      INTERNATIONAL   DISCOVERY    RETURN      500       SMALL CAP
                                                      SERIES--IC     SERIES--IC     SERIES      SERIES   INDEX FUND   INDEX FUND
                                                      ----------   -------------   ---------   -------   ----------   ----------
Operations:
  Net investment income (loss)                        $      (28)           (116)        (39)    1,358          206         (132)
  Net realized gains (losses) on investments                 106             781          37     3,153       12,488        2,198
  Change in unrealized appreciation (depreciation)
    on investments                                           183             140        (193)   (1,654)     (10,173)      (5,938)
                                                      ----------     -----------   ---------   -------   ----------   ----------
      Net increase (decrease) in net assets from
        operations                                           261             805        (195)    2,857        2,521       (3,872)
                                                      ----------     -----------   ---------   -------   ----------   ----------
Payments and withdrawals:
  Premium transfers in                                       250              --         184       251          581        1,381
  Transfers out from contract-related transactions            --              --          --    (7,321)     (58,146)      (3,002)
  Transfers between separate account investment
    portfolios                                             4,060           3,394       3,664     7,676       24,959       61,514
  Transfers between separate accounts and general
    account                                                   --              --          --        --           --        4,496
  Policy loan transfers                                       --              --          --        --           --           --
  Other transfers                                             --              --          --        --            4           --
                                                      ----------     -----------   ---------   -------   ----------   ----------
      Payments and withdrawals                             4,310           3,394       3,848       606      (32,602)      64,389
                                                      ----------     -----------   ---------   -------   ----------   ----------
      Increase (decrease) in net assets                    4,571           4,199       3,653     3,463      (30,081)      60,517
Beginning of year net assets                               3,046           6,088         107    96,776       78,426           --
                                                      ----------     -----------   ---------   -------   ----------   ----------
End of year net assets                                $    7,617          10,287       3,760   100,239       48,345       60,517
                                                      ==========     ===========   =========   =======   ==========   ==========

                                                           FEDERATED INVESTORS INSURANCE SERIES
                                                      ----------------------------------------------
                                                        MID CAP     PRIME    US GOVERNMENT   QUALITY
                                                       GROWTH II    MONEY      SECURITIES     BOND
                                                      STRATEGIES   FUND II      FUND II      FUND II
                                                      ----------   -------   -------------   -------
Operations:
  Net investment income (loss)                              (315)    7,810              63       232
  Net realized gains (losses) on investments                 371        --             (41)     (161)
  Change in unrealized appreciation (depreciation)
    on investments                                         2,907        --              57       324
                                                      ----------   -------     -----------   -------
      Net increase (decrease) in net assets from
        operations                                         2,963     7,810              79       395
                                                      ----------   -------     -----------   -------
Payments and withdrawals:
  Premium transfers in                                     2,382    12,071               7       296
  Transfers out from contract-related transactions        (1,003)  (53,978)         (3,107)   (4,225)
  Transfers between separate account investment
    portfolios                                            26,191   317,779           3,863     7,940
  Transfers between separate accounts and general
    account                                                   --    (2,441)         (2,095)   (2,102)
  Policy loan transfers                                       --        --              --        --
  Other transfers                                             --        --              --        --
                                                      ----------   -------     -----------   -------
      Payments and withdrawals                            27,570   273,431          (1,332)    1,909
                                                      ----------   -------     -----------   -------
      Increase (decrease) in net assets                   30,533   281,241          (1,253)    2,304
Beginning of year net assets                               4,512    30,269           3,087     8,219
                                                      ----------   -------     -----------   -------
End of year net assets                                    35,045   311,510           1,834    10,523
                                                      ==========   =======     ===========   =======

See accompanying notes to financial statements.

                                       7


                                                                                     MORGAN STANLEY                  VAN KAMPEN
                                                                 -------------------------------------------------    COMSTOCK
                                                                 INTERNATIONAL    EQUITY     MID CAP     U.S. REAL   LIFE INVEST
                                                                    MAGNUM I      GROWTH      VALUE       ESTATE       TRUST
                                                                 -------------   ---------   --------    ---------   -----------
Operations:
  Net investment income (loss)                                   $          83     (15,517)      (152)          39           161
  Net realized gains (losses) on investments                             2,386      62,000      4,405        6,877         1,353
  Change in unrealized appreciation (depreciation) on investments         (992)    172,131     (3,811)     (12,237)       (4,311)
                                                                 -------------   ---------   --------    ---------   -----------
    Net increase (decrease) in net assets from operations                1,477     218,614        442       (5,321)       (2,797)
                                                                 -------------   ---------   --------    ---------   -----------
Payments and withdrawals:
  Premium transfers in                                                   1,733      60,351        359          462         1,696
  Transfers out from contract-related transactions                                (195,310)    (1,123)      (1,928)       (2,749)
  Transfers between separate account investment portfolios              16,069        (272)    30,485        6,382        20,573
  Transfers between separate accounts and general account                   --      (5,646)     5,834          (69)        8,488
  Policy loan transfers                                                     --      (1,247)        --          219            --
  Other transfers                                                           --          (1)        --           --            --
                                                                 -------------   ---------   --------    ---------   -----------
    Payments and withdrawals                                            17,802    (142,125)    35,555        5,066        28,008
                                                                 -------------   ---------   --------    ---------   -----------
    Increase (decrease) in net assets                                   19,279      76,489     35,997         (255)       25,211
Beginning of year net assets                                             4,068   1,120,123      8,739       23,663        40,935
                                                                 -------------   ---------   --------    ---------   -----------
End of year net assets                                           $      23,347   1,196,612     44,736       23,408        66,146
                                                                 =============   =========   ========    =========   ===========

                                                                                             JANUS ASPEN
                                                                 LORD ABBETT      DREYFUS   INTERNATIONAL
                                                                   GROWTH &       EMERGING     GROWTH
                                                                   INCOME         LEADERS     PORTFOLIO      TOTAL
                                                                 -----------     ---------  -------------  ----------
Operations:
  Net investment income (loss)                                          (1,738)    (2,717)        (7,529)     (18,331)
  Net realized gains (losses) on investments                           130,032    (18,130)       137,156      345,011
  Change in unrealized appreciation (depreciation) on investments      (97,396)    23,052        185,689      247,778
                                                                   -----------   --------   ------------   ----------
    Net increase (decrease) in net assets from operations               30,898      2,205        315,316      574,458
                                                                   -----------   --------   ------------   ----------
Payments and withdrawals:
  Premium transfers in                                                  62,359     11,035         20,563      175,961
  Transfers out from contract-related transactions                    (269,716)   (58,898)      (140,606)    (801,112)
  Transfers between separate account investment portfolios               1,595   (683,313)       147,441           --
  Transfers between separate accounts and general account              (12,221)   (56,114)       (11,959)     (73,829)
  Policy loan transfers                                                   (331)        45            230       (1,084)
  Other transfers                                                          --         (1)             5            7
                                                                   -----------   --------   ------------   ----------
    Payments and withdrawals                                          (218,314)  (787,246)        15,674     (700,057)
                                                                   -----------   --------   ------------   ----------
    Increase (decrease) in net assets                                 (187,416)  (785,041)       330,990     (125,599)
Beginning of year net assets                                         1,378,339    785,041      1,120,933    4,712,371
                                                                   -----------   --------   ------------   ----------
End of year net assets                                               1,190,923         --      1,451,923    4,586,772
                                                                   ===========   ========   ============   ==========

See accompanying notes to financial statements.

                                       8

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                       Statements of Changes in Net Assets
                          Year ended December 31, 2006

                                                                     MFS VARIABLE INSURANCE TRUST
                                                        --------------------------------------------------------
                                                             VIT           RESEARCH           NEW       TOTAL
                                                            VALUE        INTERNATIONAL     DISCOVERY    RETURN
                                                         SERIES--IC       SERIES--IC        SERIES      SERIES
                                                        --------------  ----------------  ------------ ---------
Operations:
    Net investment income (loss)                      $           (1)              (32)           (2)     1,055
    Net realized gains (losses) on investments                     85               565           302     2,837
    Change in unrealized appreciation (depreciation)
    on investments                                                 412               512         (198)     5,306
                                                        --------------  ----------------  ------------ ---------
            Net increase (decrease) in net assets                 496             1,045           102     9,198
            from operations
                                                        --------------  ----------------  ------------ ---------
Payments and withdrawals:
    Premium transfers in                                           --                60            --        55
    Transfers out from contract-related transactions               --           (2,571)       (2,113)   (2,167)
    Transfers between separate account investment
    portfolios                                                     --                --            --       102
    Transfers between separate accounts and general
    account                                                        --             2,991            --        --
    Policy loan transfers                                          --                --            --        --
    Other transfers                                                 1                --            --        --
                                                        --------------  ----------------  ------------ ---------
            Payments and withdrawals                                1               480       (2,113)   (2,010)
                                                        --------------  ----------------  ------------ ---------
            Increase (decrease) in net assets                     497             1,525       (2,011)     7,188

Beginning of year net assets                                    2,549             4,563         2,118    89,588
                                                        --------------  ----------------  ------------ ---------

End of year net assets                                $         3,046             6,088           107    96,776
                                                        ==============  ================  ============ =========


                                                                DWS SCUDDER
                                                      ---------------------------------

                                                           EQUITY          SMALL CAP
                                                       500 INDEX FUND      INDEX FUND
                                                      ------------------  -------------
Operations:
    Net investment income (loss)                                  (204)             --
    Net realized gains (losses) on investments                      102             --
    Change in unrealized appreciation (depreciation)
    on investments                                                 8,933             --
                                                      ------------------  -------------
            Net increase (decrease) in net assets                 8,831             --
            from operations
                                                      ------------------  -------------
Payments and withdrawals:
    Premium transfers in                                          2,783             --
    Transfers out from contract-related transactions                 --             --
    Transfers between separate account investment
    portfolios                                                      149             --
    Transfers between separate accounts and general
    account                                                       5,659             --
    Policy loan transfers                                            --             --
    Other transfers                                                  --             --
                                                      ------------------  -------------
            Payments and withdrawals                              8,591             --
                                                      ------------------  -------------
            Increase (decrease) in net assets                    17,422             --

Beginning of year net assets                                     61,004             --
                                                      ------------------  -------------

End of year net assets                                           78,426             --
                                                      ==================  =============

                                                                FEDERATED INVESTORS INSURANCE SERIES
                                                       --------------------------------------------------------
                                                        MID CAP      PRIME    U.S. GOVERNMENT
                                                       GROWTH II     MONEY       SECURITIES      QUALITY BOND
                                                       STRATEGIES   FUND II       FUND II           FUND II
                                                       -----------  --------  -----------------  --------------
Operations:
    Net investment income (loss)                              (7)     1,001                215             247
    Net realized gains (losses) on investments                465        --              (171)             (1)
    Change in unrealized appreciation (depreciation)
    on investments                                           (183)        --                 --               6
                                                       -----------  --------  -----------------  --------------
            Net increase (decrease) in net assets             275     1,001                 44             252
            from operations
                                                       -----------  --------  -----------------  --------------
Payments and withdrawals:
    Premium transfers in                                    1,209     2,326                778              28
    Transfers out from contract-related transactions      (6,008)   (4,472)            (3,438)              --
    Transfers between separate account investment
    portfolios                                                 --        --                 84              85
    Transfers between separate accounts and general
    account                                                 1,597        --                 --              --
    Policy loan transfers                                      --        --                 --              --
    Other transfers                                            --       (3)                (1)              --
                                                       -----------  --------  -----------------  --------------
            Payments and withdrawals                      (3,202)   (2,149)            (2,577)             113
                                                       -----------  --------  -----------------  --------------
            Increase (decrease) in net assets             (2,927)   (1,148)            (2,533)             365

Beginning of year net assets                                7,439    31,417              5,620           7,854
                                                       -----------  --------  -----------------  --------------

End of year net assets                                      4,512    30,269              3,087           8,219
                                                       ===========  ========  =================  ==============

See accompanying notes to financial statements.


                                       9


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                       Statements of Changes in Net Assets
                          Year ended December 31, 2006


                                                       {                    MORGAN STANLEY                    }
                                                       --------------------------------------------------------


                                                        INTERNATIONAL      EQUITY       MID CAP     U.S. REAL
                                                          MAGNUM I         GROWTH        VALUE       ESTATE
                                                       ----------------  ------------  ----------- ------------
Operations:
    Net investment income (loss)                                  (31)      (14,158)         (93)         (37)
    Net realized gains (losses) on investments                     233        16,914        1,325        2,317
    Change in unrealized appreciation
    (depreciation) on investments                                  478        21,821           42        3,955
                                                       ----------------  ------------  ----------- ------------
            Net increase (decrease) in net assets                  680        24,577        1,274        6,235
            from operations
                                                       ----------------  ------------  ----------- ------------
Payments and withdrawals:
    Premium transfers in                                           910        75,728          284          244
    Transfers out from contract-related transactions                --     (129,019)      (4,240)      (3,828)
    Transfers between separate account investment
    portfolios                                                      --      (22,757)           --        (216)
    Transfers between separate accounts and general
    account                                                         --      (30,825)        5,071        3,527
    Policy loan transfers                                           --       (1,458)           --           --
    Other transfers                                                 --            --          (1)           --
                                                       ----------------  ------------  ----------- ------------
            Payments and withdrawals                               910     (108,331)        1,114        (273)
                                                       ----------------  ------------  ----------- ------------
            Increase (decrease) in net assets                    1,590      (83,754)        2,388        5,962
Beginning of year net assets                                     2,478     1,203,877        6,351       17,701
                                                       ----------------  ------------  ----------- ------------
End of year net assets                                           4,068     1,120,123        8,739       23,663
                                                       ================  ============  =========== ============


                                                         VAN KAMPEN
                                                          COMSTOCK                                   JANUS ASPEN
                                                           LIFE         LORD ABBETT     DREYFUS     INTERNATIONAL
                                                           INVEST        GROWTH &       EMERGING      GROWTH
                                                           TRUST          INCOME        LEADERS      PORTFOLIO       TOTAL
                                                         -----------   --------------  -----------  ------------   -----------
Operations:
    Net investment income (loss)                                154               10     (10,232)         7,362      (14,753)
    Net realized gains (losses) on investments                2,173           53,877      114,639        63,713       259,375
    Change in unrealized appreciation
    (depreciation) on
      investments                                             2,985          139,886     (51,086)       284,209       417,078
                                                         -----------   --------------  -----------  ------------   -----------
            Net increase (decrease) in net assets             5,312          193,773       53,321       355,284       661,700
            from operations
                                                         -----------   --------------  -----------  ------------   -----------
Payments and withdrawals:
    Premium transfers in                                      1,533           77,818       41,107        21,011       225,874
    Transfers out from contract-related transactions        (3,497)        (172,745)    (138,509)      (52,522)     (525,129)
    Transfers between separate account investment
    portfolios                                                   71           13,257          225         9,000            --
    Transfers between separate accounts and general
    account                                                      --         (10,927)     (40,653)       (7,440)      (71,000)
    Policy loan transfers                                        --          (1,835)      (1,038)       (1,866)       (6,197)
    Other transfers                                              --              (4)            7            --           (1)
                                                         -----------   --------------  -----------  ------------   -----------
            Payments and withdrawals                        (1,893)         (94,436)    (138,861)      (31,817)     (376,453)
                                                         -----------   --------------  -----------  ------------   -----------
            Increase (decrease) in net assets                 3,419           99,337     (85,540)       323,467       285,247
Beginning of year net assets                                 37,516        1,279,002      870,581       797,466     4,427,124
                                                         -----------   --------------  -----------  ------------   -----------
End of year net assets                                       40,935        1,378,339      785,041     1,120,933     4,712,371
                                                         ===========   ==============  ===========  ============   ===========

See accompanying notes to financial statements.

                                       10






                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

(1)   ORGANIZATION

      The Fidelity Security Life Insurance Company Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

      The Contract has 18 investment choices, 1 fixed account, and 17 investment options (sub-accounts). The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Variable Insurance Trust; Lord Abbett Series Fund, Inc.; Federated Investors Insurance Series; DWS Scudder (VIT) Funds; Morgan Stanley Funds, Inc.; Van Kampen Life Investment Trust; and Janus Aspen Series Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These sub-accounts and their objectives are as follows:

                    FUND                                           FUND OBJECTIVE
-------------------------------------------     --------------------------------------------------
MFS Variable Insurance Trust:
 VIT Value Series -- IC                         Seeks capital appreciation and reasonable
 income Research International Series -- IC     Seeks capital appreciation, with at least 65%
                                                 in foreign companies
 New Discovery Series                           Seeks capital appreciation
 Total Return Series                            Seeks mainly to provide above-average income
                                                 (compared to a portfolio invested
                                                 entirely in equity securities) consistent with
                                                 the prudent employment of capital and secondarily
                                                 to provide a reasonable opportunity for growth of
                                                 capital and income

DWS Scudder:
 Equity 500 Index Fund                          Seeks to replicate, as closely as possible, before
                                                 the deduction of expenses, the performance of the
                                                 Standard & Poors 500 Composite Stock Price
                                                 Index (the S&P 500 Index), which emphasizes
                                                 stocks of large U.S. companies
 Small Cap Index Fund                           Seeks to replicate, as closely as possible, before
                                                 the deduction of expenses, the performance of the
                                                 Russell 2000 Index, which emphasizes stocks of
                                                 small U.S. companies.

                                                                     (Continued)

                                       11



                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

                    FUND                                           FUND OBJECTIVE
-------------------------------------------     --------------------------------------------------
Federated Investors Insurance Series:
 Mid Cap Growth II Strategies                   Seeks capital appreciation
 Prime Money Fund II                            Seeks to provide current income consistent with
                                                 stability of principal and liquidity by investing
                                                 primarily in a portfolio of short-term,
                                                 high-quality fixed income securities

 U.S. Government Securities Fund II             Seeks to provide current income by investing
                                                 primarily in a diversified portfolio of U.S.
                                                 government securities

 Quality Bond Fund II                           Seeks to provide current income by investing in a
                                                 diversified portfolio of investment grade fixed
                                                 income securities

Morgan Stanley:
 International Magnum I                         Seeks long-term capital appreciation by investing
                                                  primarily in equity securities of non-U.S.
                                                  issuers domiciled in Europe, Australia, and Far
                                                  Eastern countries

 Equity Growth                                  Seeks long-term capital appreciation by investing
                                                 primarily in growth oriented equity securities of
                                                 large capitalization companies

 Mid Cap Value                                  Seeks above-average total return over a market
                                                 cycle of three to five years by investing in
                                                 common stocks and other equity securities

 U.S. Real Estate                               Seeks to provide above average current income and
                                                 long-term capital appreciation by investing
                                                 primarily in equity securities of companies in
                                                 the U.S. real estate industry, including real
                                                 estate investment trusts

 Van Kampen Comstock Life Invest                Seeks capital growth and income through
  Trust                                          investments in equity securities, including
                                                 common stocks, preferred stocks and securities
                                                 convertible into common and preferred stocks

 Lord Abbett Growth & Income                     The fund's investment objective is long-term
                                                  growth of capital and income without excessive
                                                  fluctuations in market value


 Dreyfus Emerging Leaders                       Seeks capital appreciation, investing at least
                                                 80% in stocks of small companies (capitalizations
                                                 under $2 billion at time of purchase)

 Janus Aspen International Growth               Capital growth by investing in stocks of growing
                                                foreign companies

                                                                     (Continued)

                                       12



                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

      In July 2005, the assets invested in Investor Mark Series Money Market, Growth & Income, Growth, and Small Cap funds were transferred to Federated Prime Money Fund II, Lord Abbett Growth & Income, Morgan Stanley Equity Growth, and Dreyfus Emerging Leaders funds, respectively. The transfer was approved by the SEC.

      In April 2007, the assets invested in Dreyfus Emerging Leaders fund were transferred to Federated Prime Money Fund II. The transfer was approved by the SEC.

      The DWS Scudder - Small Cap Index Fund was added April 2007. Additionally, the Dreyfus Emerging Leaders Fund was no longer an option effective April 2007.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (A)   INVESTMENT VALUATION

            Investments in mutual fund shares are carried in the statements of net assets at fair value based on the reported net asset value of the underlying mutual fund, which in turn value their investment securities at fair value.

      (B)   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

            Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding realized capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective sub-account, and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

      (C)   UNIT VALUATIONS

            Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

      (D)   FEDERAL INCOME TAX

            The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                                                     (Continued)

                                       13



                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

      (E)   RISKS AND UNCERTAINTIES

            Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

            o Financial Statements -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

      (F)   NEW ACCOUNTING PRONOUNCEMENT

            In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Separate Accounts' financial position or results of their operations upon adoption.

                                                                     (Continued)

                                       14


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

(3)   PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2007 and 2006 were as follows:

                                                        2007
                                             ------------------------
                                               PURCHASES      SALES
                                             ------------   ---------
MFS Variable Insurance Trust:
      VIT Value Series-IC                    $      4,310          --
      Research International Series-IC              5,949       2,555
      New Discovery Series                          4,102         254
      Total Return Series                           8,466       7,860

DWS Scudder:
      Equity 500 Index Fund                        31,837      64,439
      Small Cap Index Fund                         67,465       3,076

Federated Investors Insurance Series:
      Mid Cap Growth II Strategies                 29,011       1,441
      Prime Money Fund II                         377,409     103,978
      U.S. Government Securities II                 4,014       5,346
      Quality Bond Fund II                          8,375       6,466

Morgan Stanley:
      International Magnum I                       18,191         389
      Equity Growth                               104,616     246,741
      Mid Cap Value                                40,534       4,979
      U.S. Real Estate                             22,621      17,555

Van Kampen Comstock Life Invest Trust              31,301       3,293

Lord Abbett Growth & Income                       180,883     399,197

Dreyfus Emerging Leaders                            7,090     794,336

Janus Aspen International Growth Portfolio        191,186     175,512
                                             ------------   ---------

                                             $  1,137,360   1,837,417
                                             ============   =========

                                       15


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

                                                        2006
                                             ------------------------
                                               PURCHASES      SALES
                                             ------------   ---------
MFS Variable Insurance Trust:
      VIT Value Series-IC                    $        106          25
      Research International Series-IC              3,248       2,661
      New Discovery Series                              2       2,115
      Total Return Series                           5,157       3,212

DWS Scudder Equity 500 Index Fund                   9,342         947

Federated Insurance Services:
      Mid Cap Growth II Strategies                  2,800       6,011
      Prime Money Fund II                           3,678       4,828
      U.S. Government Securities II                 1,118       3,481
      Quality Bond Fund II                            432          73

Morgan Stanley:
      International Magnum I                        1,131          23
      Equity Growth                                87,494     210,005
      Mid Cap Value                                 6,322       4,354
      U.S. Real Estate                              5,282       4,296

Van Kampen Comstock Life Invest Trust               4,489       3,908

Lord Abbett Growth & Income                       162,907     215,446

Dreyfus Emerging Leaders                          199,233     219,066

Janus Aspen International Growth Portfolio         77,624     101,962
                                             ------------    --------

                                             $    570,365     782,413
                                             ============    ========

(4)   EXPENSES AND RELATED-PARTY TRANSACTIONS

      Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (i.e., guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

      - Easy Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

      -     Lump Sum Payments--0.90%, on an annual basis.

      This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

                                       16


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

      A surrender charge may be deducted in the event of surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:

                                       SURRENDER CHARGE
   NUMBER OF COMPLETE YEARS FROM      --------------------
   RECEIPT OF PURCHASE PAYMENTS       EASY PAY   LUMP SUM
-----------------------------------   --------   ---------
              0 - 1                       6%         7%
                1                         6          6
                2                         6          5
                3                         5          4
                4                         5          3
                5                         4          2
                6                         3          1
                7                         2         --
                8                         2         --
                9                         1         --
        10 and thereafter                --         --

      There were no significant surrender charges deducted during 2007 or 2006.

      The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

                                       17


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

(5)   CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

                                                            2007
                                             ----------------------------------
                                              UNITS      UNITS     NET INCREASE
                                              ISSUED    REDEEMED    (DECREASE)
                                             --------   --------   ------------
MFS Variable Insurance Trust:
      VIT Value Series--IC                        334         --          334
      Research International Series--IC           379       (162)         217
      New Discovery Series                        349        (22)         327
      Total Return Series                         112        (43)          69

DWS Scudder:
      Equity 500 Index                            100     (2,808)      (2,708)
      Small Cap Index Fund                      6,373        (30)       6,343

Federated Investors Insurance Series:
      Mid Cap Growth II Strategies              2,160         (8)       2,152
      Prime Money Fund II                      35,181     (9,314)      25,867
      U.S. Government Securities II               367       (497)        (130)
      Quality Bond Fund II                        787       (603)         184

Morgan Stanley UIF:
      International Magnum I                    1,261        (25)       1,236
      Equity Growth                             8,100    (18,577)     (10,477)
      Mid Cap Value                             2,922       (391)       2,531
      U.S. Real Estate                            905       (600)         305

Van Kampen Comstock Life Invest Trust           2,262        (25)       2,237

Lord Abbett Growth & Income                    10,428    (27,773)     (17,345)

Dreyfus Emerging Leaders                          801    (70,558)     (69,757)

Janus Aspen International Growth Portfolio      6,184     (5,180)       1,004
                                             --------   --------     --------

                      Total                    79,005   (136,616)     (57,611)
                                             ========   ========     ========

                                       18


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

                                                          2006
                                            ------------------------------------
                                             UNITS      UNITS      NET INCREASE
                                            ISSUED     REDEEMED     (DECREASE)
                                            -------    --------    -------------
MFS Variable Insurance Trust:
      VIT Value Series--IC                         --         --             --
      Research International Series--IC           243       (212)            31
      New Discovery Series                         --       (197)          (197)
      Total Return Series                         138       (353)          (215)

DWS Scudder Equity 500 Index                      985       (223)           762

Federated Insurance Services:
      Mid Cap Growth II Strategies                238       (534)          (296)
      Prime Money Fund II                         227       (438)          (211)
      U.S. Government Securities II               144       (405)          (261)
      Quality Bond Fund II                         70        (59)            11

Morgan Stanley UIF:
      International Magnum I                       74         --             74
      Equity Growth                             7,196    (17,175)        (9,979)
      Mid Cap Value                               463       (375)            88
      U.S. Real Estate                            376       (403)           (27)

Van Kampen Comstock Life Invest Trust             260       (449)          (189)

Lord Abbett Growth & Income                    10,070    (18,613)        (8,543)

Dreyfus Emerging Leaders                        4,315    (17,247)       (12,932)

Janus Aspen International Growth Portfolio      1,630     (2,809)        (1,179)
                                              -------    -------        -------

                      Total                    26,429    (59,492)       (33,063)
                                              =======    =======        =======

                                       19





                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

(6)   FINANCIAL HIGHLIGHTS

      A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                                                    DECEMBER 31                                    YEAR (PERIOD) ENDED DECEMBER 31
                              -----------------------------------------------                    ----------------------------------
                                             UNIT FAIR VALUE
                                          LOWEST TO HIGHEST (d)                                  EXPENSE RATIO
                                      -----------------------------                                   (b)
                                     AS PREVIOUSLY                     NET     INVESTMENT INCOME   LOWEST TO      TOTAL RETURN (c)
                              UNITS     REPORTED        CORRECTED     ASSETS       RATIO (a)        HIGHEST      LOWEST TO HIGHEST
                              -----  --------------  --------------  --------  ----------------- -------------   ------------------
MFS Variable Insurance
  Trust:
     VIT Value Series--IC:
        2007                    576  13.13 to 13.37                    7,617         0.74        0.90% to 1.50%    6.15% to   6.79%
        2006                    242  11.98 to 12.13  12.39 to 12.54    3,046         0.90        0.90% to 1.50%   16.67% to  17.37%
        2005                    242  10.27 to 10.33  10.44 to 10.50    2,549         0.72        0.90% to 1.50%    2.72% to   3.34%
     Research
       International
       Series--IC:
        2007                    627  16.30 to 16.57                   10,287         0.00        0.90% to 1.50%   10.40% to  11.05%
        2006                    410  14.77 to 14.92  14.72 to 14.87    6,088         0.78        0.90% to 1.50%   20.30% to  21.02%
        2005                    379  12.27 to 12.33  11.92 to 11.97    4,563         0.66        0.90% to 1.50%   22.76% to  23.25%
     New Discovery Series:
        2007                    334  11.47 to 11.67                    3,760         0.00        0.90% to 1.50%    0.80% to   1.40%
        2006                      7  11.38 to 11.52                      107         0.00        0.90% to 1.50%    9.90% to  10.56%
        2005                    204  10.35 to 10.42  10.24 to 10.30    2,118         0.00        0.90% to 1.50%    3.53% to   4.16%
     Total Return Series:
        2007                  9,313  10.61 to 10.80                  100,239         2.36        0.90% to 1.50%    2.35% to   2.96%
        2006                  9,244  10.37 to 10.49                   96,776         2.15        0.90% to 1.50%    8.74% to   9.39%
        2005                  9,459   9.53 to 9.59    9.42 to 9.48    89,588         0.00        0.90% to 1.50%  (4.67)% to  (4.09)%
DWS Scudder:
     Equity 500 Index:
        2007                  3,964  12.17 to 12.39                   48,345         1.81        0.90% to 1.50%    3.81% to   4.43%
        2006                  6,672  11.73 to 11.87                   78,426         1.12        0.90% to 1.50%   11.93% to  12.60%
        2005                  5,910  10.48 to 10.54  10.31 to 10.37   61,004         1.38        0.90% to 1.50%    4.76% to   5.39%
     Small Cap Index Fund
       2007 (April 1, 2007)   6,343   9.52 to 9.57                    60,517         0.91        0.90% to 1.50%  (4.77)% to  (4.34)%

                                       20



                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

                                                 DECEMBER 31                                      YEAR (PERIOD) ENDED DECEMBER 31
                               -----------------------------------------------                   ----------------------------------
                                                UNIT FAIR VALUE
                                             LOWEST TO HIGHEST (d)
                                      ----------------------------------------                   EXPENSE RATIO (b)
                                      AS PREVIOUSLY                      NET   INVESTMENT INCOME    LOWEST TO       TOTAL RETURN (c)
                                UNITS    REPORTED       CORRECTED      ASSETS     RATIO (a)          HIGHEST       LOWEST TO HIGHEST
                               ------ --------------- -------------- --------- -----------------  --------------   -----------------
Federated Insurance
 Series:
    Mid Cap Growth Fund
      Strategies II:
       2007                     2,531 13.76 to 14.01                    35,045        0.00        0.90% to 1.50%   16.50% to 17.20%
       2006                       379 11.81 to 11.95  11.83 to 11.98     4,512        0.00        0.90% to 1.50%    4.60% to  5.23%
       2005                       675 11.29 to 11.36  11.10 to 11.16     7,439        0.00        0.90% to 1.50%   12.88% to 13.56%
    Prime Money Fund II:
       2007                    28,761 10.75 to 10.95                   311,510        4.51        0.90% to 1.50%    3.21% to  3.83%
       2006                     2,894 10.41 to 10.54                    30,269        4.39        0.90% to 1.50%    2.95% to  3.57%
       2005                     3,105 10.11 to 10.18                    31,417        1.98        0.90% to 1.50%    1.14% to  1.76%
    U.S. Gov't Securities II:
       2007                       167 10.80 to 10.99                     1,834        3.19        0.90% to 1.50%    4.35% to  4.97%
       2006                       297 10.35 to 10.47  10.31 to 10.44     3,087        6.32        0.90% to 1.50%    2.77% to  3.38%
       2005                       558 10.07 to 10.13  10.05 to 10.11     5,620        0.00        0.90% to 1.50%    0.67% to  1.28%
    Quality Bond Fund II:
       2007                       980 10.63 to 10.82                    10,523        3.37        0.90% to 1.50%    3.55% to  4.17%
       2006                       796 10.68 to 11.31  10.24 to 10.36     8,219        4.02        0.90% to 1.50%    2.79% to  3.40%
       2005                       785 9.99 to 10.05                      7,854        0.00        0.90% to 1.50%   (0.13)% to 0.47%
Morgan Stanley:
    International Magnum:
       2007                     1,535 15.23 to 15.50                    23,347        1.92        0.90% to 1.50%   12.03% to 12.70%
       2006                       299 13.59 to 13.76  13.49 to 13.65     4,068        0.10        0.90% to 1.50%   20.62% to 21.35%
       2005                       225 11.27 to 11.34  10.94 to 11.01     2,478        0.68        0.90% to 1.50%   12.67% to 13.35%
    Equity Growth:
       2007                    84,634 14.04 to 14.29                 1,196,613        0.00        0.90% to 1.50%   20.03% to 20.75%
       2006                    95,111 11.70 to 11.84                 1,120,123        0.00        0.90% to 1.50%    0.65% to  1.25%
       2005                   105,090 11.62 to 11.69  11.40 to 11.47 1,203,877        0.00        0.90% to 1.50%   16.20% to 16.91%
    Mid Cap Value:
       2007                     3,192 13.98 to 14.23                    44,736        0.86        0.90% to 1.50%    6.36% to  6.99%
       2006                       661 13.14 to 13.30                     8,739        0.24        0.90% to 1.50%   17.53% to 18.24%
       2005                       573 11.18 to 11.25  11.06 to 11.13     6,351        0.24        0.90% to 1.50%   11.80% to 12.48%

                                       21


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

                                                 DECEMBER 31
                              --------------------------------------------------               YEAR (PERIOD) ENDED DECEMBER 31
                                               UNIT FAIR VALUE                                ---------------------------------
                                            LOWEST TO HIGHEST (d)                                EXPENSE
                              --------------------------------------------------  INVESTMENT    RATIO (b)
                                        AS PREVIOUSLY                     NET       INCOME      LOWEST TO     TOTAL RETURN (c)
                               UNITS      REPORTED        CORRECTED      ASSETS    RATIO (a)     HIGHEST     LOWEST TO HIGHEST
                              -------  --------------  --------------  ---------  ----------  -------------  ------------------
   U.S. Real Estate:
      2007                      1,808  12.81 to 13.04                     23,408     1.30     0.90% to 1.50% (18.32)% to (17.84)%
      2006                      1,503  15.69 to 15.88                     23,663     1.02     0.90% to 1.50%   33.44% to 34.25%
      2005                      1,530  11.75 to 11.83  11.53 to 11.60     17,701     1.57     0.90% to 1.50%   17.54% to 18.26%
Van Kampen LIT Comstock
   Trust:
      2007                      5,767  11.37 to 11.57                     66,146     1.46     0.90% to 1.50%  (3.95)% to (3.37)%
      2006                      3,530  11.83 to 11.98  11.78 to 11.92     40,935     1.43     0.90% to 1.50%   14.01% to 14.70%
      2005                      3,719  10.38 to 10.44  10.28 to 10.34     37,516     0.50     0.90% to 1.50%    3.78% to 4.41%
Lord Abbett Growth & Income:
      2007                     96,370  12.28 to 12.47                  1,190,923     1.14     0.90% to 1.50%    2.08% to 2.69%
      2006                    113,715  12.03 to 12.14                  1,378,339     1.24     0.90% to 1.50%   13.59% to 14.28%
      2005                    122,258  10.59 to 10.62  10.43 to 10.46  1,279,002     1.14     0.90% to 1.50%    5.87% to 6.22%
Dreyfus Emerging Leaders:
      2007 (e)                     --              --                         --     0.00     0.90% to 1.50%    1.56% to 1.76%
      2006                     69,757  11.19 to 11.29                    785,041     0.00     0.90% to 1.50%    4.79% to 5.42%
      2005 (May 1, 2005)       82,689  10.68 to 10.71  10.51 to 10.54    870,581     0.00     0.90% to 1.50%    6.78% to 7.13%
Janus Aspen International:
   Growth Portfolio
      2007                     35,943  39.78 to 40.94                  1,451,923     0.64     0.90% to 1.50%   26.35% to 27.10%
      2006                     34,939  31.49 to 32.21                  1,120,933     1.99     0.90% to 1.50%   41.30% to 42.15%
      2005                     36,118  22.28 to 22.66  21.73 to 22.10    797,466     1.23     0.90% to 1.50%   34.70% to 35.51%
      2004                     36,633  16.67 to 16.85                    614,483     0.86     0.90% to 1.50%   16.13% to 16.82%
      2003                     37,235  14.23 to 14.30                    531,368     0.99     0.90% to 1.50%   42.31% to 42.98%

(a) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


                                       22


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2007 and 2006

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. As disclosed in note 4, the Company assesses certain product expense charges depending on settlement option selected by the policy holder. The Company has presented this information as it relates to the range of the lowest and highest expense ratios.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account otherwise the effective date was January 1 of the first year presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As disclosed in note 4, the Company assesses certain product expense charges depending on settlement option selected by the policy holder. The Company has presented this information as it relates to the range of the lowest and highest expense ratios.

(d) In the course of preparing the financial highlights, management determined that certain of the unit fair value disclosures were misstated. The unit fair values have been corrected from amounts previously reported where appropriate. As disclosed in note 4, the Company assesses certain product expense charges depending on settlement option selected by the policy holder. The Company has presented this information as it relates to the range of the lowest and highest expense ratios.

(e) In April 2007, the assets invested in Dreyfus Emerging Leaders fund were transferred to Federated Prime Money Fund II. The transfer was approved by the SEC. Total return for 2007 is calculated from January 1, 2007 to the date assets were transferred.


                                       23




                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                         Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

                   (With Independent Auditors' Report Thereon)



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
Independent Auditors' Report                                                         1
Statutory Financial Statements:
   Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus     3
   Statutory Statements of Operations                                                4
   Statutory Statements of Changes in Capital and Surplus                            5
   Statutory Statements of Cash Flow                                                 6
   Notes to Statutory Financial Statements                                           7



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Fidelity Security Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2, the Company prepared these financial statements using accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Fidelity Security Life Insurance Company as of December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the years in the three-year period ended December 31, 2007.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Fidelity Security Life Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2007, on the basis of accounting described in note 2.

Kansas City, Missouri
May 1, 2008


                                        2


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

                           December 31, 2007 and 2006

                                                           2007           2006
                                                       ------------   -----------
                   ADMITTED ASSETS
Bonds, at admitted value (fair value $430,180,787
   and $418,521,779 in 2007 and 2006, respectively)     427,352,771   422,515,442
Preferred stocks (cost of $2,500,000 in 2007)             2,500,000            --
Common stocks, at fair value (cost of $2,437,150 and
   $915,875 in 2007 and 2006, respectively)               2,631,453     1,047,253
Mortgage loans on real estate, at their aggregate
   unpaid balance                                         8,083,571     8,724,514
Policy loans, at their aggregate unpaid balance           7,186,145     7,029,213
Cash and short-term investments                           8,270,882     6,254,841
Other invested assets                                     4,771,668     4,364,266
Receivable for securities sold                              556,393       143,478
                                                       ------------   -----------
         Total cash and invested assets                 461,352,883   450,079,007
Due and deferred premiums                                 6,422,902     7,028,688
Accrued investment income                                 3,570,006     3,495,532
Current federal income tax recoverable                           --        14,410
Net deferred tax asset                                      685,613       637,545
Due from reinsurers and other companies                   3,972,170     5,909,007
Receivable from parent, subsidiaries, and affiliates        247,530            --
State guaranty fund deposits                                155,278       116,179
Electronic data processing equipment and software           127,557       136,844
Assets held in separate account                          11,553,058    12,813,396
                                                       ------------   -----------
         Total admitted assets                         $488,086,997   480,230,608
                                                       ============   ===========
         LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves:
      Life insurance, annuities, and deposit-type
         contracts                                     $337,382,266   342,625,304
      Accident and health insurance                      12,792,062    10,550,738
   Claim reserves:
      Life insurance                                      1,933,315     1,828,360
      Accident and health insurance                      13,667,211    10,842,801
   Advance premiums and unapplied receipts                1,108,060     1,341,422
   Provision for experience rating refunds                1,217,280     1,385,985
   Reinsurance in unauthorized reinsurers                   612,560       554,247
   Funds held under reinsurance treaties with
      unauthorized reinsurers                             4,283,764    11,057,111
   Payable to parent, subsidiary, and affiliates                 --       516,715
   Due to reinsurers and other companies                 16,029,302     6,098,610
   Commissions, taxes, and general expenses               3,755,516     5,119,585
   Interest maintenance reserve (IMR)                     4,155,581     4,651,496
   Asset valuation reserve (AVR)                          2,280,106     2,048,297
   Federal income tax payable                                41,242            --
   Liabilities related to separate account               11,553,058    12,813,396
                                                       ------------   -----------
         Total liabilities                              410,811,323   411,434,067
                                                       ------------   -----------
Capital and surplus:
   Capital stock, $2.50 par value. Authorized
      1,100,000 shares; Issued 1,000,000 shares;
      990,767 and 990,722 outstanding shares in 2007
      and 2006, respectively                              2,500,000     2,500,000
   Preferred stock, $100.00 par value. Authorized
      50,000 shares; issued and outstanding 30,000
      shares in 2007 and 2006, respectively               3,000,000     3,000,000
   Paid-in and contributed surplus                        1,310,505     1,308,858
   Unassigned surplus                                    70,889,273    62,413,128
                                                       ------------   -----------
                                                         77,699,778    69,221,986
   Less treasury stock, at cost, 9,233 and 9,278
      shares in 2007 and 2006, respectively                 424,104       425,445
                                                       ------------   -----------
         Total capital and surplus                       77,275,674    68,796,541
                                                       ------------   -----------
         Total liabilities and capital and surplus     $488,086,997   480,230,608
                                                       ============   ===========

See accompanying notes to statutory financial statements.


                                        3



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 2007, 2006, and 2005

                                                          2007           2006          2005
                                                      ------------   -----------   -----------
Income:
   Life premiums                                      $ 14,446,925    17,359,322    23,453,832
   Annuity deposits                                     11,816,275    11,614,222    13,566,018
   Accident and health premiums                        286,726,038   137,193,119   119,394,617
   Net investment income                                23,662,086    23,176,807    21,172,868
   Amortization of IMR                                     555,312       612,976       728,212
   Other income                                            218,890       202,797       333,670
                                                      ------------   -----------   -----------
      Total income                                     337,425,526   190,159,243   178,649,217
                                                      ------------   -----------   -----------
Policy benefits and expenses:
   Life insurance                                        9,930,747     8,891,833     6,696,258
   Annuities                                            34,325,099    33,244,344    31,950,983
   Accident and health insurance                       200,349,294    98,583,442    78,648,374
   Decrease in aggregate reserves                       (2,805,909)   (1,580,389)   10,383,567
                                                      ------------   -----------   -----------
      Total policy benefits and expenses               241,799,231   139,139,230   127,679,182

Commissions, net of ceding allowances                   60,830,809    21,805,850    26,260,083
General insurance expenses                              17,353,433    16,550,809    17,407,237
Insurance taxes, licenses, and fees                      6,309,628     2,644,612     2,591,175
Change in loading and cost of collection on due and
   deferred premiums                                        58,791      (161,005)       (4,420)
Separate account withdrawals                            (2,298,430)   (2,628,956)   (4,996,124)
                                                      ------------   -----------   -----------
      Total expenses                                   324,053,462   177,350,540   168,937,133
                                                      ------------   -----------   -----------
      Income before federal income taxes and net
         realized capital gains                         13,372,064    12,808,703     9,712,084
Federal income taxes                                     4,077,688     3,852,938     2,948,322
                                                      ------------   -----------   -----------
      Income before net realized capital gains           9,294,376     8,955,765     6,763,762
Net realized capital gains, net of income taxes and
   IMR transfers                                           286,062       913,602       152,660
                                                      ------------   -----------   -----------
      Net income                                      $  9,580,438     9,869,367     6,916,422
                                                      ============   ===========   ===========

See accompanying notes to statutory financial statements.


                                        4


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Statements of Changes in Capital and Surplus

                  Years ended December 31, 2007, 2006, and 2005

                                                                              PAID-IN AND
                                                       CAPITAL    PREFERRED   CONTRIBUTED   UNASSIGNED   TREASURY
                                                        STOCK       STOCK       SURPLUS       SURPLUS      STOCK       TOTAL
                                                     ----------   ---------   -----------   ----------   --------   ----------
Balance, December 31, 2004                           $2,500,000   3,000,000    1,268,987    48,244,551   (553,513)  54,460,025
   Net income                                                --          --           --     6,916,422         --    6,916,422
   Change in unrealized capital gains and losses             --          --           --       246,235         --      246,235
   Dividends on preferred stock                              --          --           --      (232,500)        --     (232,500)
   Change in liability for reinsurance in
      unauthorized companies                                 --          --           --    (2,176,292)        --   (2,176,292)
   Change in net deferred income taxes                       --          --           --       257,990         --      257,990
   Change in nonadmitted assets                              --          --           --      (239,443)        --     (239,443)
   Change in asset valuation reserve                         --          --           --      (436,088)        --     (436,088)
   Sales of treasury stock (3,900 shares)                    --          --       36,787            --    161,818      198,605
   Purchase of treasury stock (75 shares)                    --          --           --            --     (3,833)      (3,833)
                                                     ----------   ---------    ---------    ----------   --------   ----------
Balance, December 31, 2005                            2,500,000   3,000,000    1,305,774    52,580,875   (395,528)  58,991,121
   Net income                                                --          --           --     9,869,367         --    9,869,367
   Change in unrealized capital gains and losses             --          --           --        38,650         --       38,650
   Dividends on preferred stock                              --          --           --      (232,500)        --     (232,500)
   Change in liability for reinsurance in
      unauthorized companies                                 --          --           --     1,956,189         --    1,956,189
   Change in reserve for change in valuation basis           --          --           --    (1,846,964)        --   (1,846,964)
   Change in net deferred income taxes                       --          --           --      (285,307)        --     (285,307)
   Change in nonadmitted assets                              --          --           --       194,586         --      194,586
   Change in asset valuation reserve                         --          --           --       138,232         --      138,232
   Sales of treasury stock (200 shares)                      --          --        3,084            --      8,214       11,298
   Purchase of treasury stock (675 shares)                   --          --           --            --    (38,131)     (38,131)
                                                     ----------   ---------    ---------    ----------   --------   ----------
Balance, December 31, 2006                            2,500,000   3,000,000    1,308,858    62,413,128   (425,445)  68,796,541
   Net income                                                --          --           --     9,580,438         --    9,580,438
   Change in unrealized capital gains and losses             --          --           --      (601,654)        --     (601,654)
   Dividends on preferred stock                              --          --           --      (232,500)        --     (232,500)
   Change in liability for reinsurance in
      unauthorized companies                                 --          --           --       (58,313)        --      (58,313)
   Change in net deferred income taxes                       --          --           --      (145,935)        --     (145,935)
   Change in nonadmitted assets                              --          --           --       165,918         --      165,918
   Change in asset valuation reserve                         --          --           --      (231,809)        --     (231,809)
   Sales of treasury stock (65 shares)                       --          --        1,647            --      2,669        4,316
   Purchase of treasury stock (20 shares)                    --          --           --            --     (1,328)      (1,328)
                                                     ----------   ---------    ---------    ----------   --------   ----------
Balance, December 31, 2007                           $2,500,000   3,000,000    1,310,505    70,889,273   (424,104)  77,275,674
                                                     ==========   =========    =========    ==========   ========   ==========

See accompanying notes to statutory financial statements.


                                       5



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 2007, 2006, and 2005

                                                                           2007           2006           2005
                                                                      -------------   ------------   ------------
Cash from operations:
   Premiums collected net of reinsurance                              $ 313,358,462    169,247,181    155,248,195
   Net investment income                                                 22,504,634     22,715,054     22,400,556
   Miscellaneous income                                                  24,776,712     45,895,766     42,298,948
   Benefit and loss related payments                                   (241,184,738)  (144,132,498)  (114,833,625)
   Commission, expenses paid and aggregate write-ins for deductions    (111,219,106)   (85,291,366)   (87,776,847)
   Net transfers to separate account                                      2,300,745      2,631,528      4,996,125
   Federal income taxes                                                  (4,200,000)    (4,175,000)    (3,925,000)
                                                                      -------------   ------------   ------------
         Net cash provided by operations                                  6,336,709      6,890,665     18,408,352
                                                                      -------------   ------------   ------------
Cash from investments:
   Proceeds from investments sold, matured, or repaid:
      Bonds                                                              86,574,757     80,987,876    124,341,346
      Stocks                                                              1,373,977      3,195,790      1,150,939
      Mortgage loans                                                        623,320        920,031        601,470
      Other invested assets                                                 251,254        777,613             --
      Net losses on short term investments                                  (56,712)            --             --
      Miscellaneous proceeds                                                     --        328,807      2,628,215
   Costs of investments acquired:
      Bonds                                                             (90,221,493)   (99,422,928)  (157,506,680)
      Stocks                                                             (5,372,874)    (2,307,113)    (1,574,128)
      Other invested assets                                                (800,000)            --             --
      Miscellaneous applications                                           (412,914)            --             --
      Mortgage loans                                                             --             --     (3,042,288)
   Net increase in policy loans                                            (156,932)      (340,764)      (437,023)
                                                                      -------------   ------------   ------------
         Net cash used in investments                                    (8,197,617)   (15,860,688)   (33,838,149)
                                                                      -------------   ------------   ------------
Cash from financing and miscellaneous sources:
   Purchase of treasury stock                                                (1,328)       (38,131)        (3,833)
   Sales of treasury stock                                                    4,316         11,298        198,605
   Deposits on deposit-type contracts                                       (31,326)      (353,815)      (268,560)
   Other cash provided (used)                                             4,137,787      4,100,053     (1,571,844)
   Dividends paid to stockholders                                          (232,500)      (232,500)      (232,500)
                                                                      -------------   ------------   ------------
         Net cash provided by financing and miscellaneous sources         3,876,949      3,486,905     (1,878,132)
                                                                      -------------   ------------   ------------
         Net increase (decrease) in cash and short-term investments       2,016,041     (5,483,118)   (17,307,929)
Cash and short-term investments:
   Beginning of year                                                      6,254,841     11,737,959     29,045,888
                                                                      -------------   ------------   ------------
   End of year                                                        $   8,270,882      6,254,841     11,737,959
                                                                      =============   ============   ============

See accompanying notes to statutory financial statements.


                                       6


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

(1)  ORGANIZATION

     Fidelity Security Life Insurance Company (the Company) is a stock life insurance company writing life, accident and health, and variable and fixed annuity contracts. The Company is domiciled in the state of Missouri and is licensed in the District of Columbia and all states except New York, where it is licensed as a reinsurer. The Company currently markets group annuities, group life, and group accident and health, including group medical and self-funding arrangements, primarily through independent brokers and third-party administrators (TPAs) who specialize in group coverage.

     The top geographic locations in the United States for premiums and deposits earned by the Company were California, Illinois, Maryland, Missouri, Pennsylvania, and Texas for the years ended December 31, 2007, 2006, and 2005. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (A)  BASIS OF PRESENTATION

          The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance.

          The Missouri Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Missouri for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Missouri Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Missouri. The Missouri Department of Insurance has the right to permit other specified practices that deviate from prescribed practices. However, the Company does not employ any such permitted practices.

          Accounting practices prescribed or permitted by the Missouri Department of Insurance comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). The more significant differences are as follows:

          (a) Investments in bonds with an NAIC rating of 1 through 5 are carried at amortized cost, whereas bonds with an NAIC rating of 6 are assigned specific year-end values, as determined by the NAIC, and are written down to values assigned by the Securities Valuation Office (SVO) by charging statutory surplus. Under GAAP, bonds are classified as held-to-maturity, available-for-sale, or trading. Bonds classified as held-to-maturity are carried at amortized cost. Bonds classified as available-for-sale or trading are carried at fair market value with changes in fair market value recorded in other comprehensive income or the income statement respectively.

          (b) Preferred stock are valued at cost, or lower of cost or market if not in good standing, as prescribed by the NAIC, while under GAAP, preferred stocks are reported at fair market value.

                                                                     (Continued)


                                        7



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

          (c) Investments in common stocks are valued as prescribed by the SVO, while under GAAP, common stocks are reported at fair market value.

          (d) Investment in affiliates are included as other invested assets and carried at GAAP equity. Equity in earnings of unconsolidated affiliates is credited directly to unassigned surplus, whereas for GAAP, equity in earnings of unconsolidated affiliates is included in the statement of operations.

          (e) Certain assets designated as "nonadmitted assets" (principally deferred tax assets and furniture and equipment) have been excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to unassigned surplus, whereas for GAAP, these assets are recognized in the balance sheets. As of December 31, 2007 and 2006, "nonadmitted assets" totaled $514,135 and $624,582, respectively.

          (f) The asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are contingency reserves for possible losses on investments, are recorded as liabilities through charges to surplus and net income, respectively. Gains and losses captured in the IMR are being amortized into income ratably from the date of the sale of the security to the original contractual maturity of the security sold. Under GAAP, there are no provisions for AVR and IMR.

          (g) Assets and liabilities are recorded net of ceded reinsurance balances, whereas for GAAP, amounts are recorded gross.

          (h) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, certain acquisition costs that are directly related to and vary with the production of new business are capitalized and amortized to operations as the revenues are recognized.

          (i) Changes in deferred income taxes are recorded directly to surplus as opposed to being a component of income tax benefit or expense for GAAP financial reporting purposes. Admittance testing may result in a charge to capital and surplus for nonadmitted portions of deferred tax assets. Under GAAP reporting, a valuation allowance may be recorded against the deferred tax assets and reflected as an expense for financial reporting purposes.

          (j) Statutory policy reserves are based on statutory mortality and interest assumptions prescribed or permitted by statutes, without consideration of lapses or withdrawals. Under GAAP, statutory policy reserves for life insurance consider lapses and withdrawals. In addition, the effect, if any, on reserves due to a change in reserve because of a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations.

          (k) Premium receipts on universal life-type contracts and annuities are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts and annuities are comprised of contract charges and fees, which are recognized when assessed against the policyholder account balance. Additionally, under GAAP,

                                                                     (Continued)


                                        8



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

               premium receipts on universal life-type contracts arc considered deposits and are recorded as interest-bearing liabilities.

          (l) Comprehensive income and its components are not presented in the statutory financial statements.

          (m) The statement of cash flow differs in certain respects from the presentation required by Statement of Financial Accounting Standards (SFAS) No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with original maturities of one year or less at the date of purchase.

     (B)  RISKS AND UNCERTAINTIES

          Certain risks and uncertainties are inherent to the Company's day-to-day operations and to the process of preparing its statutory financial statements. The more significant of those risks and uncertainties, as well as the Company's method for mitigating the risks, are presented below and throughout the notes to the statutory financial statements.

          - Statutory Financial Statements--The preparation of statutory financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          - Investments--The Company is exposed to risks that issuers of securities owned by the Company will default or that interest rates will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is exposed to prepayment risk. As interest rates decline, the rate at which these securities paydown principal will generally increase. Management attempts to mitigate these risks by investing in high-grade securities and by matching maturities of its investments with the anticipated settlement of its obligations to policyholders.

          - External Factors--The Company is regulated by the NAIC and the Missouri Department of Insurance. Such regulations, among other things, limit the amount of dividends, require and monitor minimum surplus levels, and impose restrictions on the diversification, amount, and types of investments.

          - Reinsurance--Reinsurance contracts do not relieve the Company from its obligations to reinsureds. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that any liability arising from this contingency would not be material to the Company's financial position.

                                                                     (Continued)


                                        9



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     (C)  INVESTMENTS

          Investments are valued on the basis prescribed by the SVO. Investments are generally stated as follows:

          - Investments in bonds with an NAIC rating designation of 1 through 5 are carried at amortized cost, whereas bonds with an NAIC rating of 6 are assigned specific year-end values by the NAIC and are written down to SVO-assigned values by charging statutory surplus.

          - Preferred stocks are stated as cost, or lower of cost or market if not in good standing, as prescribed by the SVO of the NAIC.

          - Unaffiliated common stocks are stated at values prescribed by the SVO of the NAIC.

          - Investments in subsidiaries and affiliates in which the Company has an interest of 10% or more are carried at GAAP equity. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

          - Mortgage loans are carried at their aggregate unpaid balances. Investments in mortgage loans are deemed to be impaired when it is probable that a reporting entity will be unable to collect all amounts due according to the contractual terms of the agreement.

          - Policy loans are carried at their aggregate unpaid balances and are collateralized by the cash surrender value of the policyholder's underlying life insurance policy.

          - Short-term investments, securities with a maturity of one year or less at date of acquisition, are carried at cost, which approximates fair value.

          - Other invested assets are carried at audited GAAP equity of $4,771,668 and $4,364,266 at December 31, 2007 and 2006,
               respectively.

          Net realized gains and losses on securities transactions are determined on a specific-identification basis and are included in the statutory statement of income, net of federal income tax, subject to the provisions of the IMR.

          Investment income is recognized as earned. Fixed maturity securities, excluding mortgage-backed securities, are amortized using the scientific method for amortization of premiums and discounts. Amortized premiums and discounts are charged or credited to net investment income as part of the effective yield on the security. Mortgage-backed securities are carried at amortized cost using the scientific method, including anticipated prepayments utilizing 12-month historical payment history from published data. In accounting for mortgage-backed securities and CMOs, the Company uses the retrospective method.

          Other-than-temporary declines in the fair value of investments due to credit or other noninterest rate related declines are charged to earnings when it is determined that the Company does not have the ability and intent to hold an investment until a forcasted recovery of fair value up to (or beyond) the cost of the investment, which in certain cases may mean until maturity, or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt

                                                                     (Continued)


                                       10



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

          security. For declines due to changes in interest rates, it is the Company's policy not to recognize the impairment unless they have the intent to sell the securities.

     (D)  POLICY RESERVES

          Statutory reserves for life insurance policies, other than single-premium life insurance, have been computed primarily by the commissioners' reserve valuation method (CRVM) and net level premium
          (NLP) reserve methods. These methods take into account statutory valuation mortality rates and valuation interest rates. Interest rates vary from 2.5% to 5.5%, depending on the year of issue and type of insurance. Mortality is based principally on 1958 CSO, 1958 CET, 1960 CSG, 1980 CSO, 1980 CET, and 2001 CSO mortality tables, also depending on the issue year and type of insurance. Use of CRVM partially offsets the effect of immediate expensing of acquisition costs by providing a policy reserve increase in the first policy year, which is less than the reserve increase in renewal years.

          For single-premium life insurance policies, reserves have been computed by either a CRVM or NLP reserve method and are based on 1980 CET, 1980 CSO, and 2001 CSO mortality tables with interest rates varying from 3.50% to 5.5%.

          Annuity reserves are calculated by the commissioners' annuity reserve valuation method. This takes into account valuation interest rates, future guaranteed interest rates, surrender charges available at various dates into the future, and all other policy-guaranteed provisions, including the guaranteed settlement option rates in the policy forms.

          Supplementary contracts with life contingencies are based mainly on 1983 GAM and a-2000 mortality tables.

     (E)  PREMIUMS AND RELATED COMMISSIONS

          Life premiums are recognized as income when due over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new business, including acquisition costs such as sales commissions, are charged to operations as incurred.

     (F)  SEPARATE ACCOUNT

          Separate account assets and liabilities generally represent funds maintained in accounts to meet specific investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contract holders. The assets of the account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets and liabilities are carried at market value. Deposits are received and transferred to the separate account through the Company. Net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in the statement of income of the Company and are reflected directly in the separate account.

                                                                     (Continued)


                                       11



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     (G)  PREFERRED STOCK

          The Company's board of directors declares and pays a cash dividend quarterly. The dividend is based on 7.75% of the par value of the preferred stock. Dividends of $232,500 were declared and paid during both 2007, 2006, and 2005. There were no accrued and unpaid dividends related to the preferred stock at December 31, 2007, 2006, or 2005.

     (H)  CONCENTRATIONS OF INVESTMENT ASSET CREDIT RISK

          The amortized cost of bonds at December 31, 2007 and 2006, by NAIC rating classification, are shown below:

                                         2007                        2006
                              -------------------------   -------------------------
                                AMORTIZED                   AMORTIZED
                                  COST       PERCENTAGE       COST       PERCENTAGE
                              ------------   ----------   ------------   ----------
Class 1--highest quality      $409,856,115      95.9%     $405,137,206      95.9%
Class 2--high quality           10,249,017       2.4        16,669,484       3.9
Class 3--medium quality            587,639       0.1           708,752       0.2
Class 4--low quality                    --        --                --        --
Class 5--lower quality           6,660,000       1.6                --        --
Class 6--in or near default             --        --                --        --
                              ------------     -----      ------------     -----
                              $427,352,771     100.0%     $422,515,442     100.0%
                              ============     =====      ============     =====

     Bonds with ratings from AAA to BBB, as assigned by Standard and Poor's Corporation, are generally considered as investment-grade securities. Some securities issued by the U.S. government or an agency thereof are not rated, but are considered to be investment grade. The NAIC regards U.S. Treasuries and agencies and all A ratings as Class 1 (highest quality), BBB ratings as Class 2 (high quality), BB ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality), and D ratings as Class 6 (in or near default).

                                                                     (Continued)


                                       12



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of investments in bonds at December 31, 2007 and 2006 are as follows:

                                                    DECEMBER 31, 2007
                                  ----------------------------------------------------
                                                    GROSS        GROSS
                                    STATEMENT    UNREALIZED   UNREALIZED       FAIR
                                      VALUE         GAINS       LOSSES        VALUE
                                  ------------   ----------   ----------   -----------
Bonds:
U.S. Treasury securities and
   obligations of government
   corporations and agencies
   and other political
   subdivisions                   $176,891,693    2,731,863    1,325,110   178,298,446
Corporate securities                47,117,584    1,273,386      531,093    47,859,877
Mortgage-backed securities         203,343,494    2,051,224    1,372,254   204,022,464
                                  ------------    ---------    ---------   -----------
      Total                       $427,352,771    6,056,473    3,228,457   430,180,787
                                  ============    =========    =========   ===========

                                                    GROSS        GROSS
                                                 UNREALIZED   UNREALIZED       FAIR
                                      COST          GAINS       LOSSES        VALUE
                                  ------------   ----------   ----------   -----------
Preferred stocks:
   Industrial and miscellaneous    $2,500,000           --           --     2,500,000
                                   ----------      -------      -------     ---------
      Total                        $2,500,000           --           --     2,500,000
                                   ==========      =======      =======     =========
Common stocks:
   Public Utilities                $  283,275       16,320        3,180       296,415
   Banks, trusts, and insurance
      companies                       227,036      125,251       19,810       332,477
   Industrial and miscellaneous     1,926,839      218,339      142,617     2,002,561
                                   ----------      -------      -------     ---------
      Total                        $2,437,150      359,910      165,607     2,631,453
                                   ==========      =======      =======     =========

                                                                     (Continued)


                                       13


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

                                                    DECEMBER 31, 2006
                                  ----------------------------------------------------
                                                    GROSS        GROSS
                                    STATEMENT    UNREALIZED   UNREALIZED       FAIR
                                      VALUE         GAINS       LOSSES        VALUE
                                  ------------   ----------   ----------   -----------
Bonds:
   U.S. Treasury securities
      and obligations of
      government corporations
      and agencies and other
      political subdivisions      $177,912,921      799,579    2,797,320   175,915,180
   Corporate securities             64,312,422    1,547,492    1,439,639    64,420,275
   Mortgage-backed securities      180,290,099      798,826    2,902,601   178,186,324
                                  ------------    ---------    ---------   -----------
         Total                    $422,515,442    3,145,897    7,139,560   418,521,779
                                  ============    =========    =========   ===========

                                                    GROSS        GROSS      ESTIMATED
                                                 UNREALIZED   UNREALIZED       FAIR
                                      COST          GAINS       LOSSES        VALUE
                                  ------------   ----------   ----------   -----------
Common stocks:
   Banks, trusts, and insurance
      companies                     $134,676       112,716          --        247,392
   Industrial and miscellaneous      781,199        70,406      51,744        799,861
                                    --------       -------      ------      ---------
         Total                      $915,875       183,122      51,744      1,047,253
                                    ========       =======      ======      =========

The amortized cost and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AMORTIZED        FAIR
                                     COST          VALUE
                                 ------------   -----------
1 year or less                   $ 14,641,973    14,629,874
After 1 year through 5 years       68,454,606    68,997,939
After 5 years through 10 years     55,409,446    56,572,368
After 10 years                     85,503,252    85,958,142
                                 ------------   -----------
                                  224,009,277   226,158,323
Mortgage-backed securities        203,343,494   204,022,464
                                 ------------   -----------
                                 $427,352,771   430,180,787
                                 ============   ===========

                                                                     (Continued)


                                       14


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

The following table presents the fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2007.

                                           LESS THAN 12 MONTHS         12 MONTHS OR MORE
                                         -----------------------   ------------------------
                                                         GROSS                      GROSS
                                                      UNREALIZED                 UNREALIZED
                                         FAIR VALUE     LOSSES      FAIR VALUE     LOSSES
                                         ----------   ----------   -----------   ----------
Bonds:
   U.S. Treasury securities and
      obligations of government
      corporations and agencies
      and other political subdivisions   $  999,990          10     52,066,226    1,325,100
   Corporate securities                   2,290,610       5,101     19,629,925      525,992
   Mortgage-backed securities             5,859,333      18,276    104,614,784    1,353,978
Common stocks:
   Public utilities                          54,375       3,180             --           --
   Banks, trusts, and insurance
      companies                              72,550      19,810             --           --
   Industrial and miscellaneous             449,015     109,430         72,280       33,187
                                         ----------     -------    -----------    ---------
      Total                              $9,725,873     155,807    176,383,215    3,238,257
                                         ==========     =======    ===========    =========

The following table presents the fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2006.

                                            LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                         -------------------------   ------------------------
                                                           GROSS                      GROSS
                                                        UNREALIZED                 UNREALIZED
                                          FAIR VALUE      LOSSES      FAIR VALUE     LOSSES
                                         ------------   ----------   -----------   ----------
Bonds:
   U.S. Treasury securities and
      obligations of government
      corporations and agencies
      and other political subdivisions   $ 90,550,020    1,324,024    45,222,091    1,473,296
   Corporate securities                     6,044,461       58,695    27,418,510    1,380,944
   Mortgage-backed securities              26,134,288      210,347   116,446,363    2,701,254
Common stocks:
   Industrial and miscellaneous               189,840       51,521        43,620          223
                                         ------------    ---------   -----------    ---------
      Total                              $122,918,609    1,644,587   189,130,584    5,555,717
                                         ============    =========   ===========    =========

At December 31, 2007, there were approximately 22 individual investments that have been continuously in an unrealized loss position for more than 12 months. The decline in market value for these securities is

                                                                     (Continued)


                                       15


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

primarily due to an increase in the market interest rates. The Company regularly reviews its investment portfolio to determine whether a decline in value is considered to be other than temporary. In particular, the Company reviews changes in the issuer's credit ratings, material circumstances and concerns facing the issuer's industry, and overall economic and market conditions, as well as other variables when evaluating the decline in value. The Company has the ability and intent to hold securities until maturity; therefore, a decline in value is considered to be other than temporary only where there has been a sustained reduction in market value and there are no mitigating circumstances.

The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. For all subsequent sales of invested assets that were considered temporarily impaired at the balance sheet date, the Company documents its rationale for its change in intent or ability to hold to recovery. The rationale for the change in the Company's ability and intent generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, unforeseen changes in the Company's liquidity needs, or unforeseen changes in tax laws or the regulatory environment.

At December 31, 2007 and 2006, bonds having an amortized value of $3,648,770 and $2,337,269, respectively, were on deposit with state insurance departments in accordance with statutory reserve deposit requirements.

Management has determined that the Company had no investments that should be classified as other-than-temporarily impaired at December 31, 2007.

The Company's sales proceeds and realized gains and losses on securities are summarized as follows:

                                       2007         2006         2005
                                   -----------   ----------   ----------
Sales proceeds on fixed maturity
   securities                      $30,754,992   23,492,104   40,159,672
                                   ===========   ==========   ==========
Fixed maturities:
   Gross gains                     $   634,760      969,275    1,054,673
   Gross losses                       (544,764)    (439,526)    (329,340)
Equity securities:
   Gross gains                         357,381      666,774      250,387
   Gross losses                       (335,003)          --           --
Other invested assets:
   Gross gains                         467,761      846,390           --
   Gross losses                        (56,712)          --      (42,447)
                                   -----------   ----------   ----------
                                       523,423    2,042,913      933,273
Adjustment for:
   Amount deferred for the IMR         (59,397)    (349,633)    (478,782)
   Income taxes                       (177,964)    (779,678)    (301,831)
                                   -----------   ----------   ----------
      Net realized capital gains   $   286,062      913,602      152,660
                                   ===========   ==========   ==========

                                                                     (Continued)


                                       16


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     Revenues in the accompanying statutory statements of operations for the years ended December 31, 2007, 2006, and 2005 include net investment income from the following sources:

                                      2007         2006         2005
                                  -----------   ----------   ----------
U.S. government bonds             $ 7,217,797    7,399,031    7,886,810
Other bonds                        14,915,314   14,001,650   11,346,408
Common stocks                          66,171       12,705       12,690
Mortgage loans                        512,425      566,110      495,858
Policy loans                          319,320      352,185      380,587
Cash and short-term investments       817,747      831,753    1,152,131
Other                                 192,700      336,235      388,222
                                  -----------   ----------   ----------
   Gross investment income         24,041,474   23,499,669   21,662,706
Investment expenses                  (379,388)    (322,862)    (489,838)
                                  -----------   ----------   ----------
   Net investment income          $23,662,086   23,176,807   21,172,868
                                  ===========   ==========   ==========

     The Company had no investments with an NAIC rating designation of 6 as of December 31, 2007 and 2006.

     The mortgage loan portfolio is diversified geographically and by property type as follows:

                              2007                     2006
                     ----------------------   ---------------------
                      STATEMENT      FAIR     STATEMENT      FAIR
                       AMOUNT       VALUE       AMOUNT      VALUE
                     ----------   ---------   ---------   ---------
Geographic region:   $
   Atlantic             925,895     925,895   1,167,767   1,167,767
   Mountain           1,367,847   1,367,847   1,450,749   1,450,749
   Pacific              347,237     347,237     360,153     360,153
   South Central      1,307,571   1,307,571   1,371,136   1,371,136
   North Central      4,135,021   4,135,021   4,374,709   4,374,709
                     ----------   ---------   ---------   ---------
                     $8,083,571   8,083,571   8,724,514   8,724,514
                     ==========   =========   =========   =========
Property type:
   Office            $4,294,076   4,294,076   2,969,248   2,969,248
   Other              3,789,495   3,789,495   5,755,266   5,755,266
                     ----------   ---------   ---------   ---------
                     $8,083,571   8,083,571   8,724,514   8,724,514
                     ==========   =========   =========   =========

     Management has determined that current fair value of mortgages would approximate the outstanding balance. On average, the interest rate on the mortgages exceed current investment yields of similar quality, which would provide an increased value, however, any impact on fair value is expected to be immaterial.

                                                                     (Continued)


                                       17



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     The minimum and maximum lending rates for mortgage loans were 5.44% and 8.25% for both the years ended December 31, 2007 and 2006. The maximum percentage of any one loan to the value of security is 71.34%. Properties securing mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan permitted by law on the land without buildings. There are no mortgage loans with payments based on cash flows generated by the property or that have a diminutive payment requirement.

     The Company held no mortgages with interest more than one year overdue.

(4)  FEDERAL INCOME TAXES

     The net deferred tax asset at December 31 and the change from the prior year comprises of the following components:

                                       2007        2006       CHANGE
                                    ----------   ---------   --------
Total gross deferred tax assets     $1,550,483   1,553,557     (3,074)
Total deferred tax liabilities        (679,226)   (536,365)  (142,861)
                                    ----------   ---------   --------
   Net deferred tax asset              871,257   1,017,192   (145,935)
Deferred tax asset nonadmitted in
   accordance with SSAP No. 10        (185,644)   (379,647)   194,003
                                    ----------   ---------   --------
   Admitted deferred tax asset      $  685,613     637,545     48,068
                                    ==========   =========   ========

                                                                     (Continued)


                                       18



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     Deferred income tax assets and liabilities consist of the following major components:

                                            2007         2006      CHANGE
                                        -----------   ---------   --------
Deferred tax assets:
   Reserve discounting                  $  641,702      638,698      3,004
   Unearned premium reserve                250,794      165,196     85,598
   Deferred acquisition costs              653,106      740,979    (87,873)
   Other                                     4,881        8,684     (3,803)
                                        ----------    ---------   --------
      Total deferred tax assets          1,550,483    1,553,557     (3,074)
   Nonadmitted deferred tax assets        (185,644)    (379,647)   194,003
                                        ----------    ---------   --------
                                         1,364,839    1,173,910    190,929
                                        ----------    ---------   --------
Deferred tax liabilities:
   Unrealized gains on investments        (275,811)    (220,339)   (55,472)
   Book over tax basis on investments     (403,415)    (316,026)   (87,389)
                                        ----------    ---------   --------
      Net change in admitted
         deferred tax liability           (679,226)    (536,365)  (142,861)
                                        ----------    ---------   --------
      Net admitted deferred tax
         asset                          $  685,613      637,545     48,068
                                        ==========    =========   ========

                                                                     (Continued)


                                       19


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     The Company's income tax incurred and change in deferred income tax for 2007, 2006, and 2005 differ from the amounts obtained by applying the federal statutory rate of 35%, 35% and 34% to income before income taxes as follows:

                                                  2007         2006         2005
                                              -----------   ----------   ---------
Current income taxes incurred                 $ 4,077,688    3,852,938   2,948,322
Federal tax on net capital gains and losses       177,964      779,678     301,831
Change in deferred income taxes                   145,935      285,307    (131,141)
                                              -----------   ----------   ---------
      Total income tax reported               $ 4,401,587    4,917,923   3,119,012
                                              ===========   ==========   =========
Income before taxes                           $13,372,064   12,808,702   9,712,084
Federal statutory rate                                 35%          35%         34%
                                              -----------   ----------   ---------
      Expected income tax expense
         at statutory rate                      4,680,222    4,483,046   3,302,109
Increase (decrease) in actual tax reported
   resulting from:
   Capital gains                                  177,964      779,678     301,831
   Amortization of IMR                           (189,936)    (214,542)   (247,592)
   Small-company deduction                       (130,282)    (158,230)   (274,577)
   DAC capitalization/amortization                (88,399)     (44,612)   (127,676)
   Other                                          (47,982)      72,583     164,917
                                              -----------   ----------   ---------
      Total reported income tax               $ 4,401,587    4,917,923   3,119,012
                                              ===========   ==========   =========

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a tax account designated as "policyholders' surplus." The American Jobs Creation Act of 2004 (the Act) was passed on October 22, 2004, which allows the policyholders' surplus to be distributed without being subject to tax. These distributions must have been made during the 2005 or 2006 tax year. The Company did not distribute this balance in policyholders' surplus account during this period.

     As of the end of 2007, the Company has approximately $3.7 million of untaxed policyholders' surplus. Should the balance in the policyholders' surplus become taxable, the tax computed at current rates would approximate $1.3 million. Once the Act expires, federal income taxes would become payable on all or a portion of this amount at the current tax rate (a) when and if distributions to the stockholder, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; (b) if the Company ceases to be a life insurance company, as defined by the Internal Revenue Code, and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction; or (c) if the policyholders' surplus account exceeds certain premium or reserve levels. Upon expiration of the Act, the Company does not anticipate any transactions that would cause any part of this amount to become taxable.

                                                                     (Continued)


                                       20



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     As of December 31, 2007, in the event future operating losses are incurred, the Company has the ability to carry back losses of approximately $35,676,000 to recover prior year taxes paid. The income available for offset will expire as follows:

Year ending December 31:
   2008                    $ 9,550,000
   2009                     13,572,000
   2010                     12,554,000

     The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

2007   $4,256,000
2006    4,650,000
2005    3,250,000

(5)  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations are as follows:

                           DECEMBER 31, 2007       DECEMBER 31, 2006
                        ----------------------   ---------------------
                                       NET OF                  NET OF
         TYPE              GROSS      LOADING      GROSS      LOADING
         ----           ----------   ---------   ---------   ---------
Ordinary new business   $   29,111      15,866      36,006      22,337
Ordinary renewal           798,086     618,158     865,573     667,543
Credit life                    400         273         572         463
Group life               1,724,029   1,293,859   1,769,616   1,416,745
                        ----------   ---------   ---------   ---------
   Totals               $2,551,626   1,928,156   2,671,767   2,107,088
                        ==========   =========   =========   =========

(6)  RELATED-PARTY TRANSACTIONS

     The Company pays a majority of expenses on a direct basis to third-party vendors. Related parties provide the Company with certain administrative and marketing services on a direct cost reimbursement basis. Expenses incurred by the Company in 2007, 2006, and 2005 related to those services were $5,914,818, $6,634,512 and $11,542,391, respectively. In addition, commission and policy administration expenses paid by the Company in 2007, 2006, and 2005 related to policies serviced by related parties were $3,456,931, $3,117,317, and $1,982,782, respectively.

     Certain related parties to the Company are TPAs through which the Company writes premiums. For the years ended December 31, 2007, 2006 and 2005, related parties, acting as TPAs, have written premiums of $13,733,411, $14,117,980, and $14,453,721, respectively, for the Company.

     The Company has ceded $1,899,313, $2,018,986, and $2,175,686 of life insurance in force at December 31, 2007, 2006, and 2005, respectively, to an insurance company owned by the president of the Company. American Service Life Insurance Company (ASLIC) received $260,269, $301,062, and

                                                                     (Continued)


                                       21



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     $283,115 of ceded premium from the Company for the years ended December 31, 2007, 2006, and 2005, respectively.

     Fidelity Security Assurance Company (FSAC) received $54,439,550 of ceded premiums from the Company for the year ended December 31, 2006. For the year ended December 31, 2007, $60,891,750 of ceded premium was recaptured as the treaty with FSAC was commuted retroactive to January 1, 2005.

     On December 31, 2002, the Company issued an adjustable rate mortgage loan to Forrest T. Jones & Company, Inc. in the amount of $3,600,000 at a current rate of 6.77%, which is included in mortgage loans on real estate. The note is secured by a first lien as evidenced by a deed of trust on the building and property located at 3130 Broadway, Kansas City, Missouri. This loan is included as part of mortgage loans on real estate on the statutory statement of admitted assets, liabilities, and capital and surplus.

     The Company had a liability of $31,043 at December 31, 2007 and $33,325 at December 31, 2006 to ASLIC for reinsurance transactions. The Company had a receivable of $609,591 at December 31, 2007 and a liability of $549,622 at December 31, 2006 to FSAC for reinsurance transactions. The Company had a receivable of $247,530 for the year ended December 31, 2007 and a receivable of $516,715 for the year ended December 31, 2006 for balances due under an agency relationship with Forrest T. Jones & Company, Inc.

     Other invested assets at December 31, 2007 and 2006 of $4,771,667 and $4,364,266, respectively, consist primarily of an investment in a limited partnership, the general partner of which is the president of the Company. The limited partnership is engaged in the speculative trading of commodity futures, option contracts, and other commodity interests, including forward contracts in foreign currencies.

(7)  REINSURANCE CEDED AND ASSUMED WITH OTHER INSURANCE COMPANIES

     In the ordinary course of business, the Company assumes business from and cedes business to a number of unrelated insurers under a variety of contracts. The existence of ceded reinsurance constitutes a means by which the Company has underwritten a portion of its business. This underwriting activity subjects the Company to certain risks. To the extent that reinsurers who are underwriting the Company's business become unable to meet their contractual obligations, the Company retains the primary obligation to its direct policyholders because the existence of this reinsurance does not discharge the Company from its obligation to its policyholders.

     The Company generally strives to diversify its credit risks related to reinsurance ceded. The Company has policies and procedures to approve reinsurers prior to entering into an agreement and also to monitor financial stability on a continuous basis. As of December 31, 2007 and 2006, the Company had no overdue reinsurance balances. In certain circumstances, the Company minimizes its reinsurances risk by requiring the reinsurer to establish a letter of credit in favor of the Company, having reinsurers place assets on deposit in a trust account, or the Company may withhold payment of funds to the reinsurer in amounts up to the reserve credits that are being claimed.

     The maximum amount of insurance the Company retains on any one life is $150,000.

                                                                     (Continued)


                                       22



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     The Company follows a policy of reinsuring portions of ordinary life and accidental death coverages, as well as certain accident and health risks. The Company recorded reinsurance recoverable of $3,704,184 and $5,286,362 as of December 31, 2007 and 2006, respectively, which are included in due from reinsurers and other companies on the statements of admitted assets, liabilities, and capital and surplus. The Company also was liable to reinsurers for the amounts of $2,507,244 and $3,799,795 as of December 31, 2007 and 2006, respectively. Such liabilities are recorded in due to reinsurers and other companies on the statements of admitted assets, liabilities, and capital and surplus.

     During 2007, the Company reached a commutation agreement on two reinsurance treaties. A treaty involving activities of vision programs was commuted retroactive to January 2005 and the decision was made to forgo any reinsurance activity on this program in 2007. Additionally, a treaty for a short-term disability program was commuted retroactive to February 2006. The Company reversed the fiscal activity that had been recorded in the previous periods. Accordingly, ceded premiums were reduced for a reversal of $64 million. Similarly, ceded claims were affected by $50 million, reinsurance allowances by $11 million, and insurance taxes by nearly $2 million.

                                                                     (Continued)


                                       23



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     A summary of reinsurance for each of the years in the three-year period ended December 31, 2007 follows:

                                                      ASSUMED        CEDED
                                        DIRECT      FROM OTHER     TO OTHER         NET
            DESCRIPTION                 AMOUNT       COMPANIES     COMPANIES       AMOUNT
            -----------              ------------   ----------   ------------   -----------
2007:
   Life insurance in force (000's)   $  2,581,286      664,394     (1,160,873)    2,084,807
   Premiums:
      Life, annuity, and
         supplemental contracts        33,984,815    2,009,950    (10,731,657)   25,263,108
      Accident and health             340,436,432   17,003,156    (70,713,550)  286,726,038
   Policy benefits:
      Life, annuity, and
         supplemental contracts        43,110,109      897,652     (2,039,391)   41,968,370
      Accident and health             226,486,215   12,518,974    (38,655,895)  200,349,294

2006:
   Life insurance in force (000's)   $  2,701,419      749,153     (1,314,195)    2,136,377
   Premiums:
      Life, annuity, and
         supplemental contracts        36,012,838    2,206,060    (11,280,860)   26,938,038
      Accident and health             319,621,465   11,709,048   (194,137,394)  137,193,119
   Policy benefits:
      Life, annuity, and
         supplemental contracts        42,091,031    2,332,716     (3,252,180)   41,171,567
      Accident and health             217,601,214    9,901,076   (128,918,848)   98,583,442

2005:
   Life insurance in force (000's)   $  2,791,381      910,009     (1,524,536)    2,176,854
   Premiums:
      Life, annuity, and
         supplemental contracts        45,098,577    2,355,410    (12,468,364)   34,985,623
      Accident and health             270,824,840       35,662   (151,465,885)  119,394,617
   Policy benefits:
      Life, annuity, and
         supplemental contracts        39,853,223    1,236,185     (3,432,601)   37,656,807
      Accident and health             167,273,850        1,708    (88,627,184)   78,648,374

     Future policy and claim reserves are stated after reduction of applicable reinsurance reserves, which aggregated approximately $15,321,596 in 2007 and $15,850,490 in 2006 on life business and $31,417,768 in 2007 and
     $35,945,087 in 2006 on accident and health business.

                                                                     (Continued)


                                       24


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid losses by reinsurer, along with the A&M Best credit rating:

                                                          RECOVERABLE   RECOVERABLE
                                                 CREDIT     ON PAID      ON UNPAID
                   REINSURER                     RATING      LOSSES        LOSSES
                   ---------                     ------   -----------   -----------
General Re Life Corporation                        A++      $    --      6,577,033
Everest Reinsurance Company                         A+           --      3,407,876
ATA Reinsurance Company                             NR           --      2,655,724
Munich Reinsurance America, Inc.                    A+       16,166      1,893,809
Avesis Insurance Incorporated                       NR           --      1,870,000
Folksamerica Reinsurance Company                    A-           --      1,751,656
Optimum Re Ins Co.                                  A-       21,685      1,679,313
Standard Security Life Insurance Company of NY      A-           --      1,360,430
Swiss Re Life & Health America Inc.                 A+       15,000      1,071,806
Hannover Life Reassurance Co. of America            A        80,165        859,103

                                                                     (Continued)


                                       25



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

(8)  DIRECT WRITTEN PREMIUMS

          Individual MGAs and TPAs in which direct premiums written exceed 5% of total surplus at December 31 are as follows:

                                                       2007
-----------------------------------------------------------------------------------------------------------------
           NAME AND ADDRESS OF                                                                       TOTAL DIRECT
                   MGA                                                   TYPES OF         TYPES OF     PREMIUMS
                   OR                         FEIN      EXCLUSIVE        BUSINESS        AUTHORITY     WRITTEN/
                   TPA                       NUMBER      CONTRACT         WRITTEN         GRANTED    PRODUCED BY
           -------------------             ----------   ---------   ------------------   ---------   ------------
ATA America                                48-1066164       NO      Group Life           UPCCAB      $    210,873
7101 College Blvd #1200                                             Group A&H            UPCCAB        12,161,241
Overland Park, KS 66210                                             (excess loss)

Arbor Benefit Group L.P.                   06-1587616       NO      Group A&H            UPCCAB        15,587,189
281 Farmington Avenue                                               (excess loss)
Farmington, CT 06032

Avesis, Third Party Administrators, Inc.   86-0349350       NO      Group A&H            UPCCAB        29,368,177
10324 South Dolfield Road
Owings Mills, MD 21117

Medical Risk Managers                      51-0309072       NO      Group A&H            UPCCAB         7,426,718
1170 Ellington Road                                                 (Excess loss)
South Windsor, CT 06074

Northwind, LLC                             23-3081650       NO      Group Life           UPB              353,820
1595 Paoli Pike, Suite 103                                          Group A&H            UPCCAB        10,889,889
West Chester, PA 19380                                              (excess loss)

Special Insurance Services, Inc.           75-2195089       NO      Group A&H            UPCCAB        11,863,540
6509 Windcrest Drive, Suite 200
Plano, TX 75024

Voorhees Risk Management Inc.              22-3669968       NO      Group A&H            UPCCAB          7,601,678
d/b/a Marlton Risk Group                                            (excess loss)
Main Street Promenade, Suite 4015
Voorhees, NJ 08043

American Insurance Administrators, Inc.    31-1258935       NO      Group A&H            UPB            5,068,706
3070 Riverside Drive                                                Individual A&H       UPB              123,690
Columbus, OH 43221

Insurers Administrative Corp.              86-0344191       NO      Group Life           UPCCAB           356,380
2101 West Peoria Ave.                                               Group A&H            UPCCAB        20,339,973
Suite 100
Phoenix, AZ 85029-4928

Interstate Specialty Marketing, Inc.       33-0177357       NO      Group Life           P              6,299,343
17722 Irvine Blvd.                                                  Group A&H            UPB              530,793
Tustin, CA 92780                                                    Individual Life      P              1,212,958
                                                                    Group Annuity        P              2,285,152
                                                                    Individual Annuity   P                618,985

United Group Programs, Inc.                59-1896277       NO      Group Life           UPB               75,342
Crystal Corporate Center                                            Group A&H            UPCCAB         3,593,875
2500 North Military Trail, Suite 450
Boca Raton, FL 33431

Forrest T. Jones Consulting Company        43-1292250       NO      Group Life           UPB              752,898
3130 Broadway                                                       Group Annuity        P              4,512,039
Kansas City, MO 64111                                               Group A&H            UPB            4,291,844
                                                                    Individual Life      UPB               24,662
                                                                    Individual Annuity   P              1,946,744
                                                                                                     ------------
   Total                                                                                              147,496,509
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                          14,170,917
                                                                                                     ------------
   Total                                                                                             $161,667,426
                                                                                                     ============

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)
S

                                       26



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

                                                       2006
-----------------------------------------------------------------------------------------------------------------
           NAME AND ADDRESS OF                                                                       TOTAL DIRECT
                   MGA                                                   TYPES OF         TYPES OF     PREMIUMS
                    OR                        FEIN      EXCLUSIVE        BUSINESS        AUTHORITY     WRITTEN/
                   TPA                       NUMBER      CONTRACT         WRITTEN         GRANTED    PRODUCED BY
           -------------------             ----------   ---------   ------------------   ---------   ------------
American Trust Administrators, Inc.        48-1066164       NO      Group Life           UPCCAB      $    287,529
7101 College Blvd #1200                                             Group A&H            UPCCAB        16,036,084
Overland Park, KS 66210                                             (excess loss)

Arbor Benefit Group L.P.                   06-1587616       NO      Group A&H            UPCCAB        13,442,426
281 Farmington Avenue                                               (excess loss)
Farmington, CT  06032

Avesis, Third Party Administrators, Inc.   86-0349350       NO      Group A&H            UPCCAB        23,000,925
10324 South Dolfield Road
Owings Mills, MD 21117

Medical Risk Managers                      51-0309072       NO      Group A&H            UPCCAB        13,572,538
1170 Ellington Road                                                 (Excess loss)
South Windsor, CT 06074

Northwind, LLC                             23-3081650       NO      Group Life           UPCCAB             7,646
1595 Paoli Pike, Suite 103                                          Group A&H                           7,045,814
West Chester, PA 19380                                              (excess loss)

Special Insurance Services, Inc.           75-2195089       NO      Group A&H            UPCCAB        12,766,109
6509 Windcrest Drive, Suite 200                                     (excess loss)
Plano, TX 75024

Voorhees Risk Management Inc.              22-3669968       NO      Group A&H            UPCCAB         6,667,907
d/b/a Marlton Risk Group                                            (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043

American Insurance Administrators, Inc.    31-1258935       NO      Group A&H            UPB            5,702,424
3070 Riverside Drive                                                Individual A&H       UPB              184,940
Columbus, OH 43221

Insurers Administrative Corp.              86-0344191       NO      Group Life           UPCCAB           579,687
2101 West Peoria Ave.                                               Group A&H            UPCCAB        24,144,491
Suite 100
Phoenix, AZ 85029-4928

Interstate Specialty Marketing, Inc.       33-0177357       NO      Group Life           P              5,857,939
17722 Irvine Blvd.                                                  Group A&H            UPB              132,710
Tustin, CA 92780                                                    Individual Life      P              1,481,265
                                                                    Group Annuity        P              2,422,016
                                                                    Individual Annuity   P                801,454

Forrest T. Jones Consulting Company        43-1292250       NO      Group Life           UPB              754,046
3130 Broadway                                                       Group Annuity        P              4,261,208
Kansas City, MO 64111                                               Group A&H            UPB            4,985,067
                                                                    Individual Life      UPB               25,237
                                                                    Individual Annuity   P              1,425,996
                                                                                                     ------------
   Total                                                                                              145,585,458
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                         16,676,969
                                                                                                     ------------
   Total                                                                                             $162,262,427
                                                                                                     ============

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)


                                       27



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

                                                       2005
------------------------------------------------------------------------------------------------------------------
           NAME AND ADDRESS OF                                                                        TOTAL DIRECT
             MANAGING GENERAL                                             TYPES OF         TYPES OF     PREMIUMS
           AGENT OR THIRD-PARTY                FEIN      EXCLUSIVE        BUSINESS        AUTHORITY     WRITTEN/
              ADMINISTRATOR                   NUMBER      CONTRACT         WRITTEN         GRANTED     PRODUCED BY
           -------------------              ----------   ---------   ------------------   ---------   ------------
American Trust Administrators, Inc.         48-1066164       NO      Group Life           UPCCAB      $    334,075
7101 College Blvd #1200                                              Group A&H            UPCCAB        16,721,875
Overland Park, KS 66210                                              (Excess loss)

Arbor Benefit Group L.P.                    06-1587616       NO      Group A&H            UPCCAB         9,641,691
281 Farmington Avenue                                                (Excess loss)
Farmington, CT  06032

Avesis, Third Party Administrators, Inc.        ???          NO      Group A&H            UPCCAB        19,321,789
10324 South Dolfield Road
Owings Mills, MD 21117

East Coast Underwriters                     26-0067491       NO      Group Life           UPB               18,954
961 E. Main Street                                                   Group A&H            UPCCAB        15,227,938
Spartanburg, SC 29302                                                (Excess loss)

Excess Benefits, Inc.                       58-1897502       NO      Group A&H            UPCCCAB        3,215,897
1566 Thompson Bridge Road                                            (Excess loss)
Gainsville, GA 30501

Medical Risk Managers                       51-0309072       NO      Group A&H            UPCCAB         5,034,638
1170 Ellington Road                                                  (Excess loss)
South Windsor, CT 06074

Northwind, LLC                              23-3081650       NO      Group A&H            UPCCAB         3,971,752
1595 Paoli Pike, Suite 103                                           (Excess loss)
West Chester, PA 19380

Special Insurance Services, Inc.            75-2195089       NO      Group A&H            UPCCAB        12,955,281
6509 Windcrest Drive, Suite 200                                      (Excess loss)
Plano, TX 75024

Voorhees Risk Management Inc.               22-3669968       NO      Group A&H            UPCCAB         8,624,055
d/b/a Marlton Risk Group                                             (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043

American Insurance Administrators, Inc.     31-1258935       NO      Group A&H            UPB            5,808,752
3070 Riverside Drive                                                 Individual A&H       UPB              204,128
Columbus, OH 43221

Insurers Administrative Corp.               86-0344191       NO      Group Life           UPCCAB           779,951
2101 West Peoria Ave.                                                Group A&H            UPCCAB        25,610,800
Suite 100
Phoenix, AZ 85029-4928

Interstate Specialty Marketing, Inc.        33-0177357       NO      Group Life           P              4,871,486
17722 Irvine Blvd.                                                   Group A&H            UPB                2,496
Tustin, CA 92780                                                     Individual Life      P              1,668,371
                                                                     Group Annuity        P              2,542,562
                                                                     Individual Annuity   P                818,263

Forrest T. Jones Consulting Company, Inc.   43-1292250       NO      Group Life           UPB              759,386
3130 Broadway                                                        Group Annuity        P              4,958,403
Kansas City, MO 64111                                                Group A&H            UPB            5,381,141
                                                                     Individual Life      UPB               26,238
                                                                     Individual Annuity   P              1,254,832
                                                                                                      ------------
   Total                                                                                               149,754,754
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                           18,161,039
                                                                                                      ------------
   Total                                                                                              $167,915,793
                                                                                                      ============

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                                                     (Continued)


                                       28


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

      The Company closely monitors the activities and financial controls of each of these managing general agents (MGA) and TPAs. This includes an on-site audit of each agent or administrator at least once per year by the Company's internal audit staff who review the policies and procedures, perform cash and other testing as deemed appropriate, and then prepare a written report to management with their findings.

      Additionally, in those agencies where underwriting of risk is significant, the Company or its reinsurance partner engage independent consultants to perform periodic underwriting audits. The Company also requires each agent or administrator to submit detailed monthly reports on a timely basis, including information on premiums, commissions, claims paid, and bank reconciliations where applicable. Administrators who perform claim payment functions provide detailed claim information to the Company's independent actuarial consultant for claim lag studies and other analysis pertinent to the coverage and loss experience. A summary of all available data is reviewed annually by management for each administrator to determine if the business relationship will be continued.

(9) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

      Withdrawal characteristics of annuity reserves, deposit-type contracts, and other liabilities without life or disability contingencies at December 31 are as follows:

                                                                                  DECEMBER 31, 2007
                                                                            ---------------------------
                                                                              AMOUNT         % OF TOTAL
                                                                            ------------     ----------
Subject to discretionary withdrawal:
     (1) With market value adjustment                                       $         --             --%
     (2) At book value, less current surrender charge of 5% or more           55,479,414          20.07
     (3) At fair value                                                        11,549,979           4.18
                                                                            ------------     ----------
     (4) Total with adjustment or at market value                             67,029,393          24.25
     (5) At book value without adjustment (minimal or no charge)             180,341,187          65.26
Not subject to discretionary withdrawal                                       28,991,436          10.49
                                                                            ------------     ----------
                 Total (gross)                                               276,362,016         100.00
                                                                                             ==========
Reinsurance ceded                                                                 13,191
                                                                            ------------
                 Total (net)                                                $276,348,825
                                                                            ============

                                                                     (Continued)

                                       29


                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements
                        December 31, 2007, 2006, and 2005

                                                                                  DECEMBER 31, 2006
                                                                            ---------------------------
                                                                                AMOUNT       % OF TOTAL
                                                                            -------------   -----------
Subject to discretionary withdrawal:
     (1)   With market value adjustment                                     $          --            --%
     (2)   At book value, less current surrender charge of 5% or more          58,342,121         20.42
     (3)   At fair value                                                       12,808,002          4.48
                                                                            -------------   -----------
     (4)   Total with adjustment or at market value                            71,150,123         24.90
     (5)   At book value without adjustment (minimal or no charge)            185,232,719         64.83
Not subject to discretionary withdrawal                                        29,333,689         10.27
                                                                            -------------   -----------
                 Total (gross)                                                285,716,531        100.00
                                                                                            ===========
Reinsurance ceded                                                                  17,970
                                                                            -------------
                 Total (net)                                                $ 285,698,561
                                                                            =============

                                                                     (Continued)

                                       30


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

(10)  AGGREGATE RESERVES AND CLAIMS RESERVES FOR ACCIDENT AND HEALTH POLICIES

      The claims portion of aggregate reserves and claims reserves for accident and health policies are based on estimates, which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2007 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustment to reserves is reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

                                                          2007             2006           2005
                                                      -------------     ----------     ----------
Balance at January 1, net of reinsurance
     recoverables of $32,764,937, $30,161,765,
     and $35,089,114 in 2007, 2006, and 2005,
     respectively                                     $  18,964,083     18,152,392     18,193,833
                                                      -------------     ----------     ----------
Incurred related to:
     Current year                                       198,340,128     98,882,468     79,458,733
     Prior years                                           (108,358)        (8,216)    (1,855,621)
                                                      -------------     ----------     ----------
                 Total incurred                         198,231,770     98,874,252     77,603,112
                                                      -------------     ----------     ----------
Paid related to:
     Current year                                       185,460,677     88,948,006     70,338,351
     Prior years                                         12,064,207      9,114,555      7,306,202
                                                      -------------     ----------     ----------
                 Total paid                             197,524,884     98,062,561     77,644,553
                                                      -------------     ----------     ----------
Reserves recaptured in commutation                        3,100,060             --             --
                                                      -------------     ----------     ----------
Balance at December 31, net of reinsurance
     recoverables of $28,444,222, $32,764,937,
     and $30,161,765 in 2007, 2006, and 2005,
     respectively                                     $  22,771,029     18,964,083     18,152,392
                                                      =============     ==========     ==========

      As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred decreased by $108,358, $8,216 and $1,855,621 during 2007, 2006 and 2005, respectively. The commutation of a short-term disability program treaty accounted for an approximately $0.9 million increase and the commutation of a vision program treaty accounted for an approximately $2.2 million increase in net accident and health claim reserves in 2007.

(11)  SEPARATE ACCOUNTS

      The separate accounts held by the Company relate to individual variable annuities of nonguaranteed value. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. These variable annuities provide an incidental death benefit of the greater of the

                                                                     (Continued)

                                       31


                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

     account value or the premium less surrenders. The assets and the liability of these accounts are carried at market. This business is summarized in the table below.

                                                                             NONGUARANTEED
                                                                                ACCOUNTS
                                                                             -------------
Premiums, considerations, or deposits for the year ended December 31, 2007    $   175,960
                                                                              ===========
Reserves at December 31, 2007 for accounts with assets at:
   Market value (MV)                                                          $11,553,058
                                                                              ===========
By withdrawal characteristics:
   Subject to discretionary withdrawal                                        $        --
   With MV adjustment                                                                  --
   At book value without MV adjustment and with current surrender charge
      of 5% or more                                                                    --
   At MV                                                                       11,553,058
   At book value without MV                                                            --
                                                                              -----------
      Subtotal                                                                 11,553,058
Not subject to discretionary withdrawal                                                --
                                                                              -----------
      Total                                                                   $11,553,058
                                                                              ===========

     Transfers, as reported in the summary of operations of the separate accounts statement, are:

                                              2007         2006         2005
                                          -----------   ----------   ----------
Transfers to separate accounts for
   premiums                               $   175,960      225,872      267,613
Transfers from separate accounts, other    (2,474,390)  (2,854,828)  (5,263,737)
                                          -----------   ----------   ----------
   Net transfers from separate
      accounts                            $(2,298,430)  (2,628,956)  (4,996,124)
                                          ===========   ==========   ==========

                                                                     (Continued)


                                       32



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

(12) COMMITMENTS AND CONTINGENCIES

     As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in the insurance guarantee funds. The Company is unable to estimate the possible amounts, if any, of such assessments at this time and, as such, is unable to determine the impact on the Company's financial position or results of operation.

     The Company is named defendant in various lawsuits by policyholders alleging breach of the Company's covenant of good faith and fair dealings. The lawsuits are primarily the result of the Company denying benefits, as it is the Company's interpretation that the plaintiffs misrepresented the facts in applying for a policy or the claims in question were not covered by the policy acquired. Lawsuits of this type are commonplace in the industry. The Company also is involved in several disputes with its reinsurance companies and TPAs. These disputes typically involve discrepancies between how much is owed between the parties. The Company intends to defend vigorously against these lawsuits and disputes and is of the opinion that, even if the Company is held liable, any monetary damages assessed most likely would not exceed the current reserves for these claims and, if so, the amount would not have a material impact on the Company's statutory financial statements.

(13) REGULATORY MATTERS

     DIVIDEND RESTRICTIONS--The Company is a Missouri insurance company subject to statutory provisions under which (1) cash dividends may only be paid from statutory earned surplus and (2) the approval of the Missouri Department of Insurance is required for any extraordinary dividend, as defined by statute. Without prior approval of its domiciliary commissioner, dividends to common shareholders are limited by the laws of the State of Missouri to $9,294,376, an amount that is based on restrictions relating to statutory surplus.

     RISK-BASED CAPITAL--The NAIC has developed risk-based capital (RBC) standards that relate a life insurer's reported statutory capital and surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to protect the Company from various risks that it faces, such as asset risk, underwriting risk, and credit risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. The Company continues to monitor its internal capital requirements and the NAIC's RBC requirements. At December 31, 2007, the Company's total adjusted capital was in excess of the minimum capital requirements for all RBC action levels. Management believes that the Company's capital levels are sufficient to support the level of risk inherent in its operations.

                                                                     (Continued)


                                       33



                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2007, 2006, and 2005

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair values for bonds, preferred stocks, and unaffiliated common stocks use prices as determined by the SVO, where available.

     Fair value of mortgage loans use discounted future expected cash flows based on interest rates currently being offered to borrowers with similar credit ratings.

     The carrying amounts for cash and short-term investments approximate their fair values due to their short-term nature.

     The following table presents the carrying amounts and fair values of the Company's financial instruments as of December 31, 2007 and 2006.

                                             2007                         2006
                                  --------------------------   -------------------------
                                    STATEMENT                   STATEMENT
          DESCRIPTION                 VALUE       FAIR VALUE      VALUE       FAIR VALUE
          -----------             ------------   -----------   -----------   -----------
Bonds:
   U.S. Treasury securities
      and obligations of
      U.S. government
      corporations and agencies   $176,891,693   178,298,446   177,912,921   175,915,180
   Corporate securities             47,117,584    47,859,877    64,312,422    64,420,275
   Mortgage-backed securities      203,343,494   204,022,464   180,290,099   178,186,324
                                  ------------   -----------   -----------   -----------
      Total                       $427,352,771   430,180,787   422,515,442   418,521,779
                                  ============   ===========   ===========   ===========
Preferred stock:
   Industrial and miscellaneous   $  2,500,000     2,500,000            --            --
                                  ------------   -----------   -----------   -----------
Common stock:
   Public utilities               $    296,415       296,415            --            --
   Banks, trusts, and insurance
      companies                        332,477       332,477       247,392       247,392
   Industrial and miscellaneous      2,002,561     2,002,561       799,861       799,861
                                  ------------   -----------   -----------   -----------
      Total                       $  2,631,453     2,631,453     1,047,253     1,047,253
                                  ============   ===========   ===========   ===========
Mortgage loans                    $  8,083,571     8,083,571     8,724,514     8,724,514
Other invested assets                4,771,668     4,771,668     4,364,266     4,364,266

     The estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.


                                       34



                                                                      SCHEDULE 1

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

            Supplemental Schedule of Investment Risk Interrogatories

                        December 31, 2007, 2006, and 2005

                                                                     (Continued)


                                       35



                                                                      SCHEDULE 1

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

            Supplemental Schedule of Investment Risk Interrogatories

                        December 31, 2007, 2006, and 2005


                                       36




                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

The Financial Statements of the Separate Account and the Company are included in Part B hereof.

B. EXHIBITS

  1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

  2. Not Applicable.

  3. (i) Draft Distribution Agreement.**
    (ii) Draft Affiliation Agreement.**
    (iii) Draft Form of Selling Agreement.**
    (iv) Form of Principal Underwriter's Agreement.++

  4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract.**
     (ii) IRA Endorsement.**
    (iii) 403(b) Endorsement.**
     (iv) Unisex Endorsement.**
     (v)  Company Completion Benefit.**
     (vi) Company Completion Benefit.**
    (vii) Loan Provision Endorsement.**
   (viii) 401 Plan Endorsement.**
     (ix) 457 Plan Endorsement.**
      (x)  Terminal Illness and Nursing Home or Hospital Confinement
           Endorsement.**
     (xi) Roth 408(a) Endorsement.**

  5. Application Forms.**

  6. (i) Copy of Articles of Incorporation of the Company.*
    (ii) Copy of the Bylaws of the Company.*

  7. Not Applicable.

  8. (i) Form of IMSF Participation Agreement.**

      (ii)(a) Form of Janus Participation Agreement.+

      (ii)(b) Letter Agreement - Supplement to Janus Participation
Agreement.++++

     (iii) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++

  (iii)(a) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++

  (iii)(b) Form of Shareholder Information Agreement - Morgan Stanley Distribution, Inc.++++

     (iv) Form of Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

  (iv)(a) Form of Amendment No. 1 to Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

  (iv)(b) Amendment to Fund Participation Agreement between DWS Scudder Distributors, Inc. and Fidelity Security Life Insurance Company.++++

      (v) Form of Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Federated Insurance Series and Federated Securities Corp.++

   (v)(a) Form of Amendment to Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Federated Insurance Series and Federated Securities Corp. ++

   (v)(b) Shareholder Information Agreement by and between Federated Securities Corp. and Fidelity Security Life Insurance Company.++++

     (vi) Form of Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

   (vi)(a) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

   (vi)(b) Rule 22c-2 Shareholder Information Agreement by and between MFS Fund Distributors, Inc. and Fidelity Security Life Insurance Company.++++

  (vii)(a) Form of Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and Fidelity Security Life Insurance Company.++

  (vii)(b) Form of Shareholder Information Agreement - Van Kampen Funds Inc.++++

 (viii)(a) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and the Company+++

 (viii)(b) Rule 22c-2 Agreement - Lord Abbett++++

     (ix) Form of Participation Agreement between Fidelity Security Life Insurance Company and The Dreyfus Corporation.+++

   9. Opinion and Consent of Counsel.

  10. Consent of Independent Registered Public Accounting Firm.

  11. Not Applicable.

  12. Not Applicable.

  13. Not Applicable.

  14. Not Applicable.

  15. Company Organizational Chart.***

  * Incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

  ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 14, 1999.

  *** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

  + Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2003.

  ++ Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on November 30, 2004.

  +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 29, 2005.

 ++++ Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2007.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

  Name and Principal                      Position and Offices
  Business Address*                          with Depositor
  - -----------------------       ----------------------------------------
  Richard Forrest Jones         Chief Executive Officer, Chief Financial
                                Officer, President, Treasurer and Director

  Michael Eugene Hall           Sr. Vice President, Director

  Mark Linsley Burley           Vice President of Administration

  William Robert Hobbs II       Vice President, Controller and Assistant Secretary
                                  and Director

  David James Smith III         Senior Vice President, Secretary and Director

  Dorothy Marie Jones           Director

  Albert Harry Wohlers          Director
  1440 N. Northwest Hwy.
  Park Ridge, IL

  George John Bereska           Director

  Richard L. Andrews            Director
  118 Hill Hall
  Columbia, MO

  Larry G. Vogt                 Director
  3822 Summit
  Kansas City, MO 64111

  David G. Ruf, Jr.             Director

  Alan E. Zink                  Director

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406 except as noted above.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there were 488 Qualified Contract Owners and 17 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Not Applicable.

(b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Contracts. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

        Name and Principal  Positions and Offices
        Business Address    with Underwriter
        ----------------    ----------------

        Richard F. Jones    President, Treasurer
        Michael E. Hall     Vice President
        Stephen A. Elliott  Chief Compliance Officer and Secretary

(C)


        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

National Pension & Group
Consultants, Inc.                 $-0-                       $-0-               $15,894            $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Leroy McCarty, whose address is 3130 Broadway, Kansas City, Missouri 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

  a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

  b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


  1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

  2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

  3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

  4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and State of Missouri, on this 25th day of April, 2008.



                             FSL SEPARATE ACCOUNT M
                               (Registrant)

                           By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                              By: /s/DAVID J. SMITH
                               ---------------------------------------


                               FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                              By: /s/DAVID J. SMITH
                               -----------------------------------


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                      Date
  ---------                     -----                      ----
                              Chief Executive Officer,
  /s/Richard F. Jones*        Chief Financial Officer,     4-25-2008
  ------------------------    President, Treasurer         ---------
  Richard F. Jones            and Director (Principal
                              Executive Officer and
                              Principal Financial
                              Officer)


  /s/DAVID J. SMITH
 ------------------------     Director                     4-25-2008
  David J. Smith                                           ---------



  /s/William R. Hobbs II*     Vice President, Controller   4-25-2008
  - -----------------------   and Assistant Secretary      ---------
  William R. Hobbs II         and Director


  /s/Michael E. Hall*         Director                     4-25-2008
  ------------------------                                 ---------
  Michael E. Hall



  /s/Dorothy M. Jones*        Director                     4-25-2008
  ------------------------                                 ---------
  Dorothy M. Jones



  /s/Albert H. Wohlers*       Director                     4-25-2008
  ------------------------                                 ---------
  Albert H. Wohlers



  /s/Larry G. Vogt*           Director                     4-25-2008
  ------------------------                                 ---------
  Larry G. Vogt



  /s/George J. Bereska*       Director                      4-25-2008
  ------------------------                                ---------
  George J. Bereska



  /s/Richard L. Andrews*      Director                     4-25-2008
  ------------------------                                 ---------
  Richard L. Andrews


  /s/David G. Ruf, Jr.*       Director                     4-25-2008
  ------------------------                                 ---------
  David G. Ruf, Jr.



  /s/Alan E. Zink*            Director                     4-25-2008
  ------------------------                                 ---------
  Alan E. Zink*


  *By: /s/DAVID J. SMITH
       ----------------------------------
         David J. Smith
         Attorney-in-Fact




                                    EXHIBITS

                                       TO

                       POST-EFFECTIVE AMENDMENT NO. 11 TO

                                    FORM N-4


                                INDEX TO EXHIBITS


Exhibit                                                                 Page


EX-99.B.9    Opinion and Consent of Counsel

EX-99.B.10   Independent Registered Public Accounting Firm's Consent